File No. __________

As filed with the SEC on October 28, 2022

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __

Post-Effective Amendment No.  __

(Check appropriate box or boxes)

FEDERATED HERMES INTERMEDIATE MUNICIPAL TRUST

(Exact Name of Registrant as Specified in Charter)

1-800-341-7400

(Area Code and Telephone Number)

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

Copies to:

Thomas Early, Esquire

Goodwin Procter LLP

601 S. Figueroa St.

41st Floor

Los Angeles, CA 90017

Approximate Date of Proposed Public Offering: As soon as

practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered:

Class A Shares and Institutional Shares,

without par value, of

Federated Hermes Intermediate Municipal Fund

It is proposed that this filing will become effective

On November 28, 2022 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

Prospectus/Proxy Statement –
Please Vote Today!
Federated Hermes Michigan Intermediate Municipal Fund–
Tax Free Reorganization
Time is of the essence. Voting only takes a few minutes and your participation is important! We recommend that you read the Prospectus/Proxy Statement in its entirety; the explanation will help you decide on the vote. Thank you in advance for your vote.
Federated Hermes Michigan Intermediate Municipal Fund (the “Fund” or “Reorganizing Fund”), a portfolio of Federated Hermes Municipal Securities Income Trust, will hold a Special Meeting of Shareholders (the “Special Meeting”) on January 26, 2023 at 10:00 a.m. (Eastern time) to consider reorganizing the Fund into Federated Hermes Intermediate Municipal Fund (“Surviving Fund”), a portfolio of Federated Hermes Intermediate Municipal Trust (the “Proposal”). Please refer to the enclosed Prospectus/Proxy Statement as well as the highlighted information below for details on the Proposal to be considered at the Special Meeting.
QUESTIONS AND ANSWERS
Why am I being asked to vote?
Certain mutual funds are required to obtain shareholder votes for certain types of events, like the one described here and in the accompanying Prospectus/Proxy Statement. As a shareholder of record as of November 28, 2022 (the “Record Date”), you have a right to vote on this event, and we urge you to do so. A prompt response will save the expense of additional follow-up mailings and solicitations.
What is the Proposal?
The Proposal is to reorganize the Fund into the Surviving Fund.
Why has the Board of Trustees recommended that I vote in favor of the Proposal?
The Board of Trustees (the “Board”), including the Independent Trustees, of the Fund recommend that you vote in favor of the Proposal. In determining to approve the Reorganization, the Board considered a variety of factors, including the following:
•
The Fund’s shareholders will become shareholders of the Surviving Fund, which is a nationally diversified municipal bond fund that, as compared to the Fund, has a similar intermediate duration risk profile, greater assets, a stronger long-term historical performance record, the same contractual investment advisory fee rate, and lower anticipated gross and net total operating expenses for each share class.
•
The terms and conditions of the Plan, including that the Reorganization will not dilute the interests of the shareholders of the Fund because a Fund shareholder will become the owner of shares of the Surviving Fund having a total net asset value (NAV) equal to the total NAV of his or her holdings in the Fund on the date of the Reorganization.
•
The portfolio securities of the Fund that would be acquired by the Surviving Fund are expected to be permissible investments for the Surviving Fund and are consistent with the Surviving Fund’s investment objective, policies and strategies. As a result, the Fund is not anticipated to incur any material brokerage costs in connection with the Reorganization. In addition, the Surviving Fund’s investment objective, policies and strategies would not change as a result of the Reorganization.
•
The Surviving Fund is expected to benefit from the increase in its assets resulting from the Reorganization, which could have the potential for greater efficiencies and the ability to spread certain costs over a larger asset base following the Reorganization. The pro forma total net operating expenses of the Surviving Fund are expected to be substantially the same after the Reorganization, while total gross operating expenses before waivers are expected to be reduced.
•
After careful consideration of these and other factors, the Board determined that the proposed Reorganization is in the best interest of the Fund and that the interests of the existing Fund shareholders would not be diluted as a result of the Reorganization. Please see the section entitled “Summary–Reasons for the Proposed Reorganization” in the attached Prospectus/Proxy Statement for more information.

Who is the investment adviser to the Surviving Fund?
•
The investment adviser to both the Fund and the Surviving Fund is Federated Investment Management Company (“FIMCO” or the “Adviser”).
How will the Reorganization affect my investment?
•
The total NAV of your investment will not change as a result of the Reorganization, and you will not have to pay any sales charge in connection with the exchange of your shares. Future transactions in the Surviving Fund will be subject to applicable sales charges. Pursuant to the Reorganization, the Surviving Fund, will acquire all or substantially all of the assets of the Reorganizing Fund in exchange for shares of the Surviving Fund as summarized in the following chart:
Reorganizing Fund	Surviving Fund
Federated Hermes Michigan Intermediate Municipal Fund	Federated Hermes Intermediate Municipal Fund
Class A Shares	Class A Shares
Institutional Shares	Institutional Shares

•
The Reorganization is expected to be a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended.
•
The Surviving Fund will be the legal and accounting survivor of the Reorganization.
•
Although the investment policies of the Reorganizing Fund and the Surviving Fund are different in certain respects, the broad focus of the Surviving Fund’s investment strategy allows the various investment strategies currently pursued by the Reorganizing Fund to be permissible investments for the Surviving Fund.
•
The Reorganizing Fund differs from the Surviving Fund in that the Reorganizing Fund is a state-specific municipal fund that focuses on a portfolio of tax-exempt securities that produces income exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan and Michigan municipalities, as applicable, whereas the Surviving Fund is a national municipal fund that only focuses on securities that produce income exempt from federal regular income tax.
•
The Fund will distribute to its shareholders any undistributed income and realized capital gains accumulated prior to the Reorganization. To the extent that the Fund would be in a net capital gain position prior to the Reorganization, the Fund would make distributions of the capital gains (as well as any other required distributions) prior to the Reorganization being consummated. However, based on the Fund’s existing capital loss carryforwards and unrealized losses, the Adviser believes that it is unlikely that a capital gain distribution would be required.
How will the Reorganization affect my fees?
Please see the table below reflecting the pre-Reorganization total annual operating expenses for each of the Funds and classes, on a gross and net basis, and the anticipated post-Reorganization total annual operating expenses of the Surviving Fund classes, on both a gross and net basis.
Amounts stated are subject to fee waivers and expense limitations as described in more detail in the section “Comparative Fee Tables” in the accompanying Prospectus/Proxy Statement.
PRE-REORGANIZATION
Reorganizing Fund		Surviving Fund
Federated Hermes Michigan Intermediate Municipal Fund	Pre-Reorganization Total Annual Operating Expenses Gross/Net	Federated Hermes Intermediate Municipal Fund	Pre-Reorganization Total Annual Operating Expenses Gross/Net
Class A Shares	1.23%/0.87%	Class A Shares	1.00%/0.71%
Institutional Shares	0.98%/0.62%	Institutional Shares	0.75%/0.46%

POST-REORGANIZATION
Surviving Fund
Federated Hermes Intermediate Municipal Fund	Post-Reorganization Total Annual Operating Expenses Gross/Net
Class A Shares	0.92%/0.71%
Institutional Shares	0.67%/0.46%

When will the Reorganization occur?
Assuming shareholder approval is obtained, the Reorganization is currently expected to occur after the close of business on or about [February 10, 2023.]
Who will pay for the Reorganization?
The Reorganizing Fund will bear direct proxy expenses, including mailing, processing, tabulation, printing and solicitation costs and expenses, as well as the cost associated with printing and mailing of prospectus supplements, as applicable, associated with the Reorganization. As these expenses relate to the Reorganizing Fund’s participation in the Reorganization, it is appropriate for the Reorganizing Fund to pay these expenses.
To the extent that any transition of portfolio securities is required in connection with the Reorganization, it is anticipated that the Reorganizing Fund will incur transaction expenses associated with the disposition of portfolio securities. As all securities held by the Reorganizing Fund are eligible investments for the Surviving Fund, the Adviser anticipates minimal portfolio repositioning, if any, that is not anticipated to incur material brokerage costs.
The Adviser will pay expenses of the Reorganization consisting primarily of legal and accounting fees.
Please refer to “Information About the Reorganization–Costs of Reorganization” in the attached Prospectus/Proxy Statement for more information.
What is the required vote to approve the Reorganization?
In order to hold the Special Meeting, a “quorum” of shareholders of the Fund must be present. Holders of more than 50% of the total number of shares entitled to vote, present in person or by proxy, shall be required to constitute a quorum for the purpose of voting on the Proposal and for the purpose of transacting any other business which may come before the meeting. Approval of the Plan requires the affirmative vote of “a majority of the outstanding securities” as defined in the Investment Company Act of 1940, as amended. This vote requires the lesser of: (a) more than 50% of the outstanding voting securities of the Fund; or (b) 67% or more of the voting securities of the Fund present at the Special Meeting if the shareholders of more than 50% of the outstanding voting securities are present or represented by proxy.
The parent of FIMCO, Federated Hermes, Inc. (“Federated Hermes”) and its affiliates believe that achieving quorum for the Special Meeting will be difficult and lead to additional solicitation and other costs that would be borne by shareholders. Accordingly, Federated Hermes or its affiliates intend to invest in the Fund prior to the Record Date in an amount such that it would own approximately 50% of the outstanding shares of the Fund in an effort to help achieve quorum for the Fund’s Special Meeting. Federated Hermes or its affiliates will “shadow vote” the shares acquired through any such investment. Shadow voting involves voting in proportion to the percentage of favorable and unfavorable votes cast by the Fund’s shareholders. Federated Hermes or its affiliates will shadow vote their respective shares immediately prior to the Special Meeting based on the percentage of favorable and unfavorable votes cast at that time. Please see the section entitled “About the Proxy Solicitation and the Special Meeting – Important Information about Federated Hermes’ Investment in the Fund” in the attached Prospectus/Proxy Statement for more information.
Will my current account options transfer over to my new account?
Yes, the servicing features of your Fund account will transfer automatically to your Surviving Fund account. If you participate in automated or systematic account programs, these programs will continue in your new account with the Surviving Fund. Shareholders wishing to modify, cancel, freeze or terminate such services must instruct the Fund or their financial representative, as applicable.
What should I do in connection with the Reorganization?
Please vote your Fund shares today. If the Reorganization is approved, your Fund shares will automatically be exchanged for shares in the Surviving Fund. Please do not attempt to make the exchange into the Surviving Fund yourself in advance of the Reorganization. Shareholders may continue to redeem or transfer out of the Fund prior to the Reorganization.

How do I vote my shares?
Voting your shares is simple and easy. There are several ways to cast your vote:
•
By Internet. Have your proxy card available. Go to the website listed on your card. Follow the instructions found on the website.
•
By Telephone. Have your proxy card available. Call the toll-free number listed on your card. Follow the recorded instructions.
•
By Mail. Please complete, date and sign your proxy card before mailing it in the enclosed postage-paid envelope.
•
In person: At the meeting to be held on January 26, 2023.
If you have any questions before you vote, please call Broadridge Financial Solutions, Inc., at the toll-free number listed on your proxy card. They will be happy to help you understand the Proposal and assist you in voting.
If you:
1. Sign and return the proxy card without indicating a preference, your vote will be cast “for” the proposal.
2. Do not respond at all, we may contact you by telephone to request that you cast your vote.
Whom do I call if I have questions about this Prospectus/Proxy Statement?
Please don’t hesitate to contact your Investment Professional or call us toll-free at 1-800-341-7400, Option #4.
Thank you in advance for your vote and your continued support of the Federated Hermes Funds.
Recommendation of the Board of Trustees
After careful consideration, the Board of Trustees of the Fund has unanimously approved this Proposal.
The Board of Trustees of the Surviving Fund has also unanimously approved this Proposal. The Board of Trustees recommends that you read the enclosed materials carefully and vote FOR the Proposal.

NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS
FEDERATED HERMES MICHIGAN INTERMEDIATE MUNICIPAL FUND
TO BE HELD JANUARY 26, 2023
TO SHAREHOLDERS OF FEDERATED HERMES MICHIGAN INTERMEDIATE MUNICIPAL FUND:
A Special Meeting of Shareholders (the “Special Meeting”) of Federated Hermes Michigan Intermediate Municipal Fund (the “Fund” or “the Reorganizing Fund”), a portfolio of Federated Hermes Municipal Securities Income Trust, will be held at 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561, at 10:00 a.m. (Eastern time), on January 26, 2023. At the Special Meeting, shareholders will consider the following proposal (the “Proposal”):
To approve a proposed Agreement and Plan of Reorganization pursuant to which Federated Hermes Intermediate Municipal Fund (“the Surviving Fund”), a portfolio of Federated Hermes Intermediate Municipal Trust, would acquire all, or substantially all, of the assets of the Fund in exchange for Class A Shares and Institutional Shares of the Surviving Fund to be distributed pro rata by the Fund to its shareholders of Class A Shares and Institutional Shares, respectively, in complete liquidation, dissolution and termination of the Fund.
Any such vote in FAVOR or AGAINST the Proposal will authorize the persons named as proxies to vote accordingly in FAVOR or AGAINST any adjournment of the Special Meeting.
Please take some time to read the enclosed Prospectus/Proxy Statement. It discusses this Proposal in more detail. If you were a shareholder as of the close of business on November 28, 2022 (the “Record Date”), you may vote at the Special Meeting or at any adjournment or postponement of the Special Meeting.
If you cannot attend, please vote by mail, telephone or internet. Just follow the instructions on the enclosed proxy card. If you have questions, please call 1-800-341-7400, Option #4. It is important that you vote. The Board of Trustees of the Fund recommends that you vote FOR its Reorganization. By Order of the Board of Trustees,

Peter J. Germain
Secretary
October 28, 2022

PLEASE SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD PROMPTLY. YOU CAN HELP THE FUND AVOID THE NECESSITY AND EXPENSE OF SENDING FOLLOW-UP LETTERS TO ENSURE A QUORUM BY PROMPTLY RETURNING THE ENCLOSED PROXY CARD. IF YOU ARE UNABLE TO ATTEND THE MEETING, PLEASE MARK, SIGN,DATE AND RETURN THE ENCLOSED PROXY CARD SO THAT THE NECESSARY QUORUM MAY BE REPRESENTED AT THE MEETING. THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.

PROSPECTUS/PROXY STATEMENT
NOVEMBER 28, 2022
RELATING TO THE ACQUISITION OF THE ASSETS OF
FEDERATED HERMES MICHIGAN INTERMEDIATE MUNICIPAL FUND
A Portfolio of Federated Hermes Municipal Securities Income Trust
Class A Shares

Institutional Shares
Federated Hermes Funds

4000 Ericsson Drive
Warrendale, PA 15086-7561
Telephone No: 1-800-341-7400
BY AND IN EXCHANGE FOR SHARES OF
FEDERATED HERMES INTERMEDIATE MUNICIPAL FUND
A Portfolio of Federated Hermes Intermediate Municipal Trust
Class A Shares

Institutional Shares
Federated Hermes Funds

4000 Ericsson Drive
Warrendale, PA 15086-7561
Telephone No: 1-800-341-7400

This Prospectus/Proxy Statement describes the Proposal for the reorganization (the “Reorganization”) pursuant to the proposed Agreement and Plan of Reorganization (the “Plan”), of Federated Hermes Michigan Intermediate Municipal Fund (the “Fund” or “the Reorganizing Fund”), a portfolio of Federated Hermes Municipal Securities Income Trust, with and into Federated Hermes Intermediate Municipal Fund (“the Surviving Fund”) a portfolio of Federated Hermes Intermediate Municipal Trust. Under the Plan, the Fund would transfer all or substantially all of its assets to the Surviving Fund, in exchange for Shares of the Surviving Fund. The Surviving Fund is expected to be the legal and accounting survivor in the Reorganization. Shares of the Surviving Fund will be distributed pro rata by the Fund to its shareholders in complete liquidation and dissolution/termination of the Fund. As a result of the Reorganization, each shareholder holding Shares of the Fund will become a shareholder of Shares of the Surviving Fund, having a total net asset value (NAV) equal to the total NAV of the shareholder’s holdings in the Fund on the date of the Reorganization (the “Closing Date”). For purposes of this Prospectus/Proxy Statement, the Fund and the Surviving Fund may be referred to individually, as applicable, and, collectively, as the “Funds.”
The Board of Trustees (the “Board”) of the Fund has determined that the Reorganization is in the best interest of the Fund, and that interests of the existing shareholders of the Fund will not be diluted as a result of the Reorganization. The Board is recommending that shareholders of the Fund approve the Plan. Information on the rationale for the Reorganization is included in this Prospectus/Proxy Statement in the section entitled “Summary–Reasons for the Proposed Reorganization.” For purposes of the Prospectus/Proxy Statement, the Board of the Fund and the Board of Trustees of the Surviving Fund are each referred to, as applicable, as the “Board.”
The Reorganization is expected to be a tax-free reorganization for federal income tax purposes under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). For information on the tax consequences of the Reorganization, see the sections entitled “Summary–Tax Consequences” and “Information about the Reorganization–Federal Income Tax Consequences” in this Prospectus/Proxy Statement. However, the Fund will distribute any undistributed income and realized capital gains, if any, accumulated prior to the Reorganization to its shareholders.
The investment objective of the Fund is to provide current income exempt from federal regular income tax and personal income taxes imposed by the state of Michigan and Michigan municipalities. The investment objective of the Surviving Fund is to provide current income exempt from federal regular income tax. For a more detailed comparison of the investment objectives, policies, limitations, and risks of the Fund with those of the Surviving Fund, see the section entitled “Summary–Comparison of Investment Objectives, Policies and Principal Risks” in this Prospectus/Proxy Statement.

This Prospectus/Proxy Statement should be retained for future reference. It sets forth concisely the information about the Funds that a prospective investor should know before investing. This Prospectus/Proxy Statement is accompanied by the Prospectus for the Surviving Fund, dated July 31, 2022 (File Nos. 2-98237 and 811-4314), which is incorporated herein by reference. The Statement of Additional Information (SAI) dated, November 28, 2022, relating to this Prospectus/Proxy Statement, contains additional information and has been filed by the Surviving Fund with the Securities and Exchange Commission (SEC) and is incorporated herein by reference.
A Prospectus and SAI for the Fund, dated October 31, 2022 (File Nos. 33-36729 and 811-6165), have been filed with the SEC and are incorporated herein by reference.
In addition, each of the following documents is incorporated by reference (legally considered to be part of the Prospectus/Proxy Statement):
1. Statement of Additional Information for the Surviving Fund dated July 31, 2022; (File Nos. 2-98237 and 811-4314);
2. Annual Report for the Fund dated August 31, 2022; (File Nos. 33-36729 and 811-6165);
3. Annual Report for the Surviving Fund dated May 31, 2022; (File Nos. 2-98237 and 811-4314);
4. Semi-Annual Report for the Fund dated February 28, 2022; (File Nos. 33-36729 and 811-6165); and
5. Semi-Annual Report for the Surviving Fund dated November 30, 2021; (File Nos. 2-98237 and 811-4314).
Copies of these materials and other information about the Fund and the Surviving Fund may be obtained without charge by writing or calling the Funds at the addresses and telephone numbers shown on the previous pages. Reports and other information about the Fund and the Surviving Fund are available on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov/. You may obtain copies of this information, after paying a duplicating fee, by electronic request to the following e-mail address: publicinfo@sec.gov.
Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to Be Held on January 26, 2023: This Prospectus/Proxy Statement is available on the Internet at the website listed on your proxy card(s). On this website, you also will be able to access the Notice of Special Meeting of Shareholders, the form of proxy cards and any amendments or supplements to the foregoing materials that are required to be furnished to shareholders.
Shareholders of record of the Fund as of November 28, 2022 (the “Record Date”) are entitled to receive this Prospectus/Proxy Statement and to vote at the Special Meeting.
THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.
SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

SUMMARY
This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement or incorporated by reference into this Prospectus/Proxy Statement. A form of the proposed Agreement and Plan of Reorganization (the “Plan”) pursuant to which the reorganization (the “Reorganization”) will be conducted is attached to this Prospectus/Proxy Statement as Annex A. The prospectus of the Surviving Fund accompanies this Prospectus/Proxy Statement.
Reorganizing Fund	Surviving Fund
Federated Hermes Michigan Intermediate Municipal Fund	Federated Hermes Intermediate Municipal Fund
Class A Shares	Class A Shares*
Institutional Shares	Institutional Shares

*
 Effective upon open of business on July 28, 2022, Service Shares were re-designated as Class A shares. References herein refer to the new class designation unless otherwise noted.
If the proposed Reorganization is approved, under the Plan, the Fund will transfer all, or substantially all, of its assets to the Surviving Fund in exchange for Class A Shares and Institutional Shares of the Surviving Fund. The Fund will not transfer deferred or prepaid expenses, to the extent that they do not have a continuing value to the Surviving Fund, and which are not expected to be material in amount. The Fund will be required to discharge all of its liabilities and obligations prior to consummation of the Reorganization. In doing so, pursuant to a policy previously reviewed with the Board, the Fund will set aside cash to satisfy its remaining liabilities, which cash would be placed in a “closed fund pool” used to pay the expenses and not be transferred to the Surviving Fund. If, after the closing date of the Reorganization (the “Closing Date”), additional cash in excess of accrued expenses recorded on the Fund’s books on or before the Closing Date are received by or returned to the Fund, such amounts would be placed into the closed fund pool to pay expenses or, if all expenses have been paid, amounts that do not impact shareholders may be retained by the Adviser (as defined below) and its affiliates in accordance with the policy. Any amount impacting shareholders (i.e., that is not an expense accrual item) should be received by the Surviving Fund as the surviving fund. Moreover, any amounts received or returned that are not retained by the Adviser or its affiliates should be remitted to the Surviving Fund as the surviving fund. The Surviving Fund is expected to be the legal and accounting survivor of the Reorganization. the Surviving Fund’s Class A Shares and Institutional Shares will be distributed pro rata by the Fund to its shareholders in complete liquidation, dissolution and termination of the Fund. As a result of the Reorganization, each shareholder of the Fund’s Class A Shares and Institutional Shares will become the shareholder of Class A Shares and Institutional Shares of the Surviving Fund, respectively, having a total NAV equal to the total NAV of the shareholder’s holdings in the Fund on the date of the Reorganization.
For more complete information, please read the prospectuses and statements of additional information (“SAIs”) for the Fund–Class A Shares and Institutional Shares dated October 31, 2022 and the Surviving Fund–Class A Shares and Institutional Shares dated July 31, 2022, as well as the SAI relating to this Prospectus/Proxy Statement. A copy of the prospectus of the Surviving Fund accompanies this Prospectus/Proxy Statement. The SAI related to this Prospectus/Proxy Statement can be obtained without charge by writing or by calling the Funds at the address and telephone number shown on the previous pages.
REASONS FOR THE PROPOSED REORGANIZATION
The investment adviser to both the Fund and the Surviving Fund is Federated Investment Management Company (“FIMCO” or the “Adviser”).
As of September 30, 2022, the total net assets were $59.9 million for the Fund and $127.7 million for the Surviving Fund.
The Fund’s investment objective is to provide current income exempt from federal regular income tax and personal income taxes imposed by the state of Michigan and Michigan municipalities, whereas the Surviving Fund’s investment objective is to provide current income exempt from federal regular income tax.
The Reorganization was recommended to the Board because the Adviser believes that the proposed Reorganization will result in the shareholders of the Fund receiving shares in a nationally diversified municipal bond fund that, as compared to the Fund, has a similar intermediate duration risk profile, greater assets, a stronger long-term historical performance record, the same contractual investment advisory fee rate, and lower anticipated gross and net total operating expenses for each share class. However, because the Surviving Fund is a nationally diversified municipal fund that is not anticipated to be heavily weighted towards Michigan securities going forward after the Reorganization, the Fund’s shareholders will no longer have the benefit of distributions of annual interest income being exempt from the personal income taxes imposed by the state of Michigan and Michigan municipalities to the same extent they currently do as shareholders of the Fund.
As a result, the Adviser believes that the proposed Reorganization will result in the Fund’s shareholders receiving As a result, the Adviser believes that the proposed Reorganization will result in the Fund’s shareholders receiving shares in a fund that has: (i) greater assets; (ii) a stronger long-term historical performance record; (iii) the same contractual investment advisory fee rate; and (iv) lower gross and net total operating expenses for each share class. If the Reorganization is not approved by shareholders, the Adviser will consider recommending that the Board approve the liquidation, dissolution and termination of the Fund, but as liquidation would require shareholder approval under the Declaration of Trust of Federated Hermes Municipal Securities Income Trust, shareholders would incur additional proxy-related fund expenses to liquidate with a less favorable tax result than the Reorganization.
In determining to approve the Reorganization, the Board took into account all factors it deemed pertinent in its business judgment, including the above rationale and considerations. These and other factors are more fully described below under “Board Considerations Relating to the Reorganization.” Since there are material differences between the Fund’s and the Surviving Fund’s fundamental investment objectives, fundamental 80% policies and their fundamental policies addressing diversification, borrowing and issuing senior securities, the Reorganization requires approval by the Fund’s shareholders. With respect to Reorganization-related expenses:
•
The Fund will pay direct proxy expenses (e.g., mailing, processing, tabulation, printing and solicitation costs as well as the cost associated with printing and mailing of prospectus supplements) associated with the Reorganization estimated at $26,000 (or an estimated $0.0044 per share).
•
The Adviser will pay the other direct and indirect expenses of the Reorganization (consisting primarily of legal and accounting fees).
•
The Surviving Fund will pay registration fees, with respect to securities issued pursuant to the Reorganization, on an as incurred basis.
•
To the extent that any transition of portfolio securities is required in connection with the Reorganization, it is anticipated that the Reorganizing Fund will incur transaction expenses associated with the disposition of portfolio securities. However, as all securities held by the Reorganizing Fund are eligible investments for the Surviving Fund, the Adviser anticipates minimal portfolio repositioning, if any, such that the Fund is not anticipated to incur material brokerage costs.
•
There will be no dilution to the Fund’s shareholders as a result of the Reorganization, because each of the Fund’s shareholders will become the owner of shares of the Surviving Fund having a total NAV equal to the total NAV of each shareholder’s holdings in the Fund on the date of the Reorganization.
In summary, the Fund’s shareholders will be receiving shares in a fund with generally stronger performance and lower gross and net total expenses. The Fund’s shareholders also will be receiving shares of the Surviving Fund in a Reorganization transaction that is intended to be tax-free and therefore will experience a more preferable tax result as compared to that resulting from a liquidation of the Fund.
The Surviving Fund is expected to benefit from the increase in its assets resulting from the Reorganization, and the pro forma total net operating expenses of the Surviving Fund are expected to be substantially the same after the Reorganization, while total gross operating expenses before waivers are expected be reduced.
By contrast, the Adviser and its affiliates, with respect to the Fund, will benefit from the Reorganization as a result of: (i) the elimination of the need to “subsidize” the Fund; and (ii) the increase in the assets of the Surviving Fund (which would increase asset-based fee revenue for the Adviser and its affiliates). Except for these two benefits, the Adviser and its affiliates would not receive a monetary benefit from the Reorganization. In considering these benefits to the Adviser, with respect to the Fund, the Adviser believes consideration should be given to the fact that, instead of reorganizing the Fund in a Reorganization that the Adviser believes will be beneficial to the Fund’s shareholders, the Adviser and its affiliates could either: (A) reduce their voluntary waivers on the Fund’s share classes (which could provide the Adviser with the same two benefits noted above); or (B) propose to liquidate the Fund (which could provide the Adviser with the first benefit noted above – the elimination of the need to “subsidize” the Fund). However, a liquidation would entail a taxable redemption to shareholders, and pursuant to the Declaration of Trust of the Fund’s parent registrant, Federated Hermes Municipal Securities Income Trust, would also require shareholder approval, thereby requiring similar proxy-related fund expenses to be incurred to execute the liquidation.

Given the above factors, the Adviser believes that the bulk of the benefits of the Reorganization favor the Fund and its shareholders, as opposed to the Adviser and its affiliates, and that, in this instance, the proposed allocation of expenses is reasonable and appropriate, and does not result in dilution to the interests of existing shareholders nor does it result in the Fund bearing the cost of a transaction where a greater benefit will accrue to another person or entity (such as the Adviser and its affiliates).
In consideration of the foregoing and other information in this Prospectus/Proxy Statement, the Board, including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act, has determined that participation in the Reorganization is in the best interests of the Fund, and that the interests of the existing shareholders of the Fund will not be diluted as a result of the Reorganization. Therefore, the Board has unanimously approved, and is recommending that the Fund’s shareholders approve, the Reorganization of the Fund into the Surviving Fund.
Distributions and the Treatment of Capital Loss Carryforwards and Realized Gains
As noted above, shareholders generally will not incur capital gains or losses on the exchange of shares of the Fund for shares of the Surviving Fund as a result of the Reorganization. However, shareholders will incur capital gains or losses if they sell their shares of the Fund before the Reorganization becomes effective or sell/exchange their shares of the Surviving Fund after the Reorganization becomes effective. Shareholders also will be responsible for tax obligations associated with monthly, periodic or other dividend or capital gains distributions that occur prior to and after the Reorganization.
For example, shareholders of the Fund will be responsible for any taxes payable in connection with taxable distributions made, if any, by the Fund immediately prior to the Reorganization. These distributions may include capital gains realized on dispositions of portfolio securities in the ordinary course of business or in connection with the Reorganization. It is not currently anticipated that any capital gain distribution will be required by the Fund. At the time of the Reorganization, it is anticipated that the Fund will transfer most, if not all, of its then existing portfolio to the Surviving Fund pursuant to the Reorganization. As of the Closing Date, if any such dispositions of portfolio securities from the portfolio of the Fund result in the Fund having a net capital gain, such capital gain will be distributed to shareholders as a taxable distribution prior to the Reorganization being consummated. The Fund does not currently intend to sell any of its portfolio securities, other than in the ordinary course of business, prior to the Reorganization. Consequently, because the Fund anticipates transferring most, if not all, of its securities to the Surviving Fund pursuant to the Reorganization, brokerage costs incurred in connection with the Reorganization and the repositioning of the Fund’s portfolio are expected to be minimal.
As of August 31, 2022, its last fiscal year end for which audited financial statements are available, the Fund did not have any capital loss carryforwards. As of September 30, 2022, the Fund had estimated year-to-date realized losses of approximately $266,440, and net unrealized losses of approximately $2,463,356. In comparison, the Surviving Fund had post-October loss carryforwards totaling $687,308 as of May 31, 2022, its last fiscal year for which audited financial statements are available. As of September 30, 2022, the Surviving Fund had estimated year-to-date realized losses of approximately $573,689 and net unrealized losses of approximately $8,385,750.
Shareholders of the Fund should consult their tax advisors regarding the federal, state and local tax treatment and implications of the Reorganization in light of their individual circumstances.

THE BOARD OF TRUSTEES OF THE FUND UNANIMOUSLY RECOMMENDS THAT YOU VOTE “FOR” THE APPROVAL OF THE REORGANIZATION.
COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES, POLICIES AND PRINCIPAL RISKS
This section will help you compare the investment objectives, policies and risks of the Fund and the Surviving Fund which contain a few key differences. The Fund’s fundamental investment objective is to provide current income exempt from federal regular income tax and personal income taxes imposed by the state of Michigan and Michigan municipalities. The investment objective of the Surviving Fund is to provide current income exempt from federal regular income tax. Accordingly, after the closing of the Reorganization, the Fund’s shareholders will no longer receive the Michigan state and municipality personal income tax advantages to the same extent they currently have on annual distributions of interest income from their investment in the Fund. Moreover, the Fund has a fundamental investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan and Michigan municipalities, whereas the Surviving Fund has a fundamental investment policy that at least 80% of the income that it distributes will be exempt from federal regular income tax.
Although the investment objectives and certain of the investment limitations of the Fund and the Surviving Fund are different, the broad investment strategies of the Fund and the Surviving Fund are largely similar, with the exception of the fundamental investment limitations related to diversification, borrowing and issuing senior securities. Although the Fund operates as a non-diversified fund, it does not have a specific fundamental or non-fundamental policy addressing diversification, while the Surviving Fund has a fundamental policy to operate as a diversified fund. The Surviving Fund has a fundamental investment policy that it will not borrow money except as a temporary measure for extraordinary and emergency purposes whereas the Fund may borrow money directly or indirectly. In addition, the Surviving Fund will not issue senior securities except for delayed delivery and when-issued transactions and futures contracts, whereas the Fund may issue securities to the maximum extent permitted under the 1940 Act. Under Rule 17a-8, shareholders of the Fund will be required to approve the Reorganization because the Fund’s fundamental investment objective, fundamental 80% policy and certain of its other fundamental investment policies are materially different from the Surviving Fund’s and cannot be changed without shareholder approval.
The Funds have similar investment strategies and substantially similar principal risks, with the material differences resulting from the Fund operating as a non-diversified fund that primarily invests in securities for which the distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan and Michigan municipalities while the Surviving Fund is invests in a diversified, national portfolio of securities for which the distributions of annual interest income are exempt from federal regular income tax. In addition, the Surviving Fund may principally invest in noninvestment-grade securities which exposes the Surviving Fund to the associated risks of such investments that are not a principal strategy or risk of the Fund.
COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES
The following chart summarizes the investment objectives and policies of the Fund and the Surviving Fund. Please be aware that the foregoing is only a summary, and this section is only a brief discussion. More complete information may be found in the prospectuses for the Fund and the Surviving Fund.

INVESTMENT OBJECTIVES AND STRATEGIES
Reorganizing Fund	Surviving Fund
Fundamental Investment Objective: The Fund’s investment objective is to provide current income exempt from federal regular income tax and personal income taxes imposed by the state of Michigan and
Michigan municipalities.
Principal Investment Strategies: The Fund pursues its objective by investing in a portfolio of tax-exempt securities so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by the state of
Michigan and Michigan municipalities. Interest income from the Fund’s investments may be subject to (or may be a specific preference item for purposes of) the federal alternative minimum tax (AMT) for individuals.
The Fund’s portfolio securities will be investment grade or of comparable quality. Investment-grade securities are securities that receive investment grade ratings (i.e., generally ratings in the first, second, third or fourth highest rating category) by a nationally recognized statistical rating organization (NRSRO) or unrated securities of comparable quality. The presence of a ratings modifier,
sub-category, or gradation (for example, a (+) or (-)) is intended to show relative standing within the major rating categories and does not affect the security credit rating for purposes of the Fund’s investment parameters. For example, securities rated AAA, AA, A or BBB
(including modifiers, sub-categories or gradations) by
Standard & Poor’s, an NRSRO, would be rated in the first, second, third or fourth highest rating category, respectively.
Under normal market conditions, the Fund’s dollar-weighted average portfolio maturity is between three and ten years, and its average-
weighted duration is between three and seven years. The Adviser may lengthen or shorten duration from time to time based on its interest rate outlook. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.
The securities in which the Fund may principally invest include tax-exempt securities, which may include, for example, general obligation bonds, special revenue bonds, private activity bonds, tax-increment financing bonds, municipal leases, zero-coupon securities, inverse floaters, municipal mortgage-backed securities and planned amortization classes. Certain of the tax-exempt securities in which the Fund invests may be subject to credit enhancement.
The Fund also may principally invest in derivative contracts (such as, for example, futures contracts, option contracts and swap contracts) and hybrid instruments to implement its investment strategies. For example, the Fund may use derivative contracts or hybrid instruments in an attempt to benefit from changes in the value of the underlying investments(s), to gain exposure to the municipal bond sector, to increase or decrease the effective duration of the Fund’s portfolio or to hedge against potential losses. There can be no assurance that the
Fund’s use of derivative contracts or hybrid instruments will work as intended. Derivative investments made by the Fund are included within the Fund’s 80% policy and are calculated at market value.

Fundamental Investment Objective: The Fund’s investment objective is to provide current income exempt from federal regular income tax.
Principal Investment Strategies: The Fund pursues its objective by investing its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax. The Fund’s investment adviser (“Adviser”) may invest the Fund’s assets without limitation in investments the interest from which (while exempt from the federal regular income tax) may be subject to the federal alternative minimum tax (AMT) for individuals. The Adviser may lengthen or shorten the duration of the Fund’s portfolio from time to time based on its interest rate outlook. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.
At least 75% of the Fund’s portfolio securities will be investment grade or of comparable quality. The Fund’s Adviser expects that, normally, up to 15% of the Fund’s total assets may be invested in securities rated below investment grade (or unrated securities of comparable quality), which are also known as junk bonds. The Adviser may opportunistically invest up to 25% of the Fund’s total assets in securities rated below investment grade (or unrated securities of comparable quality).
Investment-grade securities are securities that receive
investment-grade ratings (i.e., generally ratings in the first, second, third or fourth highest rating category) by a nationally recognized statistical rating organization (NRSRO) or unrated securities of comparable quality. For example, securities rated “AAA,” “AA,” “A” or
“BBB” (including modifiers, sub-categories or gradations) by
Standard & Poor’s, an NRSRO, would be rated in the first, second, third or fourth ratings categories, respectively. Securities rated below investment grade (or noninvestment-grade securities) are securities that do not receive investment-grade ratings (i.e., generally ratings below one of the four highest rating categories) by an NRSRO or unrated securities of comparable quality. For example, securities rated
B or BB (including modifiers, sub-categories or gradations) by
Standard & Poor’s, an NRSRO, would be noninvestment-grade
securities. The presence of a ratings modifier, sub-category, or gradation (for example, a (+) or (-)) is intended to show relative standing within the major rating categories and does not affect the security credit rating for purposes of the Fund’s investment parameters.
The Fund does not have a specific minimum quality rating.
The Adviser considers among other factors, a security’s duration (or sensitivity of a security’s price to changes in interest rates), credit quality and structural attributes (such as call protection) in seeking to select securities for the Fund’s portfolio that offer, or that are in sectors that offer, enhanced levels of income. The Fund’s average weighted maturity is not less than three nor more than ten years.
The securities in which the Fund may principally invest include tax-exempt securities, which may include, for example, general obligation bonds, special revenue bonds, private activity bonds, tax increment financing bonds, municipal leases, zero-coupon securities, inverse floaters, municipal mortgage-backed securities, planned amortization classes, variable rate demand instruments, municipal notes and municipal auction rate securities. Certain of the tax-exempt securities in which the Fund invests may be subject to credit enhancement.
The Adviser may also allocate investments in sectors of the tax-exempt market that offer the highest return. The Fund also may principally invest in derivative contracts (such as, for example, futures contracts, option contracts and swap contracts) and hybrid instruments to implement its investment strategies.

INVESTMENT OBJECTIVES AND STRATEGIES
Reorganizing Fund	Surviving Fund
The Fund also may invest in certain securities or other investments
(such as money market funds, market discount bonds, credit default swaps and other derivative transactions) that will likely cause the Fund to realize a limited amount of ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes). The Fund is a non-diversified portfolio of Federated Hermes
Municipal Securities Income Trust.

For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative contracts or hybrid instruments in an attempt to benefit from changes in the value of the underlying investment(s), to gain exposure to the municipal bond sector, to increase or decrease the effective duration of the Fund’s portfolio or to hedge against potential losses. A hybrid instrument is a form of investment that combines elements of two different kinds of securities or financial instruments. There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended.
Derivative investments made by the Fund are included within the
Fund’s 80% policy (as described below) and are calculated at market value.
The Fund also may invest in certain securities or other investments
(such as money market funds, market discount bonds, credit default swaps and other derivative transactions) that will likely cause the
Fund to realize a limited amount of ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes).

INVESTMENT POLICY WITH RESPECT TO 80% OF NET ASSETS
Reorganizing Fund	Surviving Fund
The Fund will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan and Michigan municipalities. This policy may not be changed without shareholder approval.

Under normal circumstances, the Fund will invest at least 80% of its net assets in a diversified portfolio of municipal securities the income of which is exempt from federal regular income tax with an average weighted maturity of not less than three nor more than ten years. This policy cannot be changed without shareholder approval.

TEMPORARY INVESTMENTS
The Fund may temporarily depart from its principal investment strategies by investing its assets in taxable securities, affiliated mutual funds (including one or more affiliated money market funds) or holding cash. It may do this in response to unusual or extraordinary circumstances, such as: adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. Such unusual or extraordinary circumstances may include large cash inflows resulting from the Adviser or one of its affiliates making a short-term investment in the Fund to facilitate obtaining a quorum for a shareholder meeting or otherwise to facilitate a fund reorganization or liquidation. It is possible that such temporary investments could affect the Fund’s investment returns. If the Fund invests in taxable securities, it may receive and distribute taxable income to investors and to that extent fail to meet its investment objectives.
COMPARISON OF PRINCIPAL RISKS
The principal investment risks of the Fund and the Surviving Fund are provided in the chart below. Because the Fund and the Surviving Fund have different investment objectives and certain different investment policies, certain of their principal risks will be different.

These similarities and differences are outlined below. As with all mutual funds, there is no guarantee the Fund and the Surviving Fund will achieve their investment objectives. All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either the Fund or the Surviving Fund. An investment in the Fund or the Surviving Fund is not insured or guaranteed by any bank or by the Federal Deposit Insurance Corporation or any other government agency.
PRINCIPAL RISKS
Reorganizing Fund	Surviving Fund
Tax-Exempt Securities Risk.
The amount of public information available about tax-exempt securities is generally less than for corporate equities or bonds. The secondary market for tax-exempt securities also tends to be less well-developed and less liquid than many other securities markets, which may limit the
Fund’s ability to sell its tax-exempt securities at attractive prices.
Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund’s investments in tax-exempt securities.
Tax-exempt issuers can and have defaulted on obligations, been downgraded or commenced insolvency proceedings. Like other issuers and securities, the likelihood that the credit risk associated with such issuers and such securities will increase is greater during times of economic stress and financial instability.
Same.
Interest Rate Risk.
Prices of fixed-income securities (including tax-exempt securities)
generally fall when interest rates rise. The longer the duration of a fixed-income security, the more susceptible it is to interest rate risk.
Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
Same.
Issuer Credit Risk.
It is possible that interest or principal on securities will not be paid when due. Such non-payment or default may reduce the value of the
Fund’s portfolio holdings, its share price and its performance.

Issuer Credit Risk.
It is possible that interest or principal on securities will not be paid when due. Noninvestment-grade securities generally have a higher default risk than investment-grade securities. Such non-payment or default may reduce the value of the Fund’s portfolio holdings, its share price and its performance.

Counterparty Credit Risk.
A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
Same.
Liquidity Risk.
Certain securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. These features may make it more difficult to sell or buy a security at a favorable price or time. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. Over-the-counter derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Liquidity Risk.
Certain securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. These features may make it more difficult to sell or buy a security at a favorable price or time. Noninvestment-grade securities generally have less liquidity than investment-grade securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. Over-the-counter derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

PRINCIPAL RISKS
Reorganizing Fund	Surviving Fund
Tax Risk.
In order to be tax-exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The federal income tax treatment of payments in respect of certain derivative contracts is unclear. The Fund also may invest in money market funds, market discount bonds, enter into credit default swap arrangements and other derivative transactions, and engage in other permissible activities that will likely cause the Fund to realize a limited amount of ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes).
Consequently, for each of these reasons, the Fund may receive payments, and make distributions, that are treated as ordinary income for federal income tax purposes. Income from the Fund also may be subject to AMT.
Same.
Leverage Risk.
Leverage risk is created when an investment, which includes, for example, a derivative contract, exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.
Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.
Same.
Call Risk.
The Fund’s performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
Same.
Sector Risk.
Since the Fund invests in a portfolio of Michigan tax-exempt securities, the Fund may be subject to additional risks compared to funds that invest in multiple states. Although it has diversified, Michigan’s economy is still heavily dependent upon certain industries, especially automobile, manufacturing and related industries. Any downturns in these industries may adversely affect the economy of the state. A substantial part of the Fund’s portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

Sector Risk.
A substantial part of the Fund’s portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.

Prepayment and Extension Risk.
When homeowners prepay their mortgages in response to lower
interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of municipal mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities. When interest rates rise, homeowners are less likely to prepay their mortgages. A decreased rate of prepayments lengthens the expected maturity of a
mortgage-backed security, and the price of mortgage-backed
securities may decrease more than the price of other fixed income securities when interest rates rise.
Same.
Credit Enhancement Risk.
The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the
Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.
Same.

PRINCIPAL RISKS
Reorganizing Fund	Surviving Fund
Risk of Non-Diversified Fund.
The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. In certain situations, being non-diversified may reduce the Fund’s credit risk by enabling it to avoid investing in certain countries, regions or sectors that exhibit above average credit risk.
However, being non-diversified may also increase the Fund’s risk by magnifying the impact (positively or negatively) that only one issuer has on the Fund’s share price and performance.
No corresponding risk factor.
Risk Related to the Economy.
The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.

Risk Related to the Economy.
The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects. Among other investments, lower-grade bonds may be particularly sensitive to changes in the economy.

Risk of Investing in Derivative Contracts and Hybrid Instruments.
Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this
Prospectus, such as interest rate, credit, liquidity and leverage risks.
Same.
No corresponding risk factor.
Risk Associated with Noninvestment-Grade Securities.
Securities rated below investment grade may be subject to greater interest rate, credit and liquidity risks than investment-grade securities.
These securities are considered speculative with respect to the issuer’s ability to pay interest and repay principal.

Technology Risk.
The Adviser uses various technologies in managing the Fund,
consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
Same.

COMPARISON OF INVESTMENT LIMITATIONS AND POLICIES
The Fund and the Surviving Fund have fundamental investment limitations which cannot be changed without shareholder approval. The Fund and the Surviving Fund also have non-fundamental investment limitations which may be changed by either the Fund’s or the Surviving Fund’s Board without shareholder approval.
The following chart compares the fundamental and non-fundamental investment limitations of the Fund and the Surviving Fund. “Fundamental” investment limitations and policies are those that cannot be changed unless authorized by the Board and by the “vote of a majority of a fund’s outstanding voting securities,” as defined by the 1940 Act. “Non-fundamental” investment limitations and policies are those that can be changed by authorization of the Board without shareholder approval.
INVESTMENT LIMITATIONS AND POLICIES
Reorganizing Fund	Surviving Fund
The Reorganizing Fund is a non-diversified fund. It does not have a specific investment limitation addressing diversification.
Diversification of Investments (fundamental)
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities, and securities of other investment companies) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or it would own more than 10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities (fundamental)
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment
Company Act of 1940, as amended (the “1940 Act”).

Borrowing (fundamental)
The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling any portfolio instruments. This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities would be inconvenient or disadvan-
tageous. Interest paid on borrowed funds will serve to reduce the
Fund’s income. The Fund will liquidate any such borrowings as soon as possible.
Issuing Senior Securities (fundamental)
The Fund will not issue senior securities except for delayed-delivery and when-issued transactions and futures contracts, each of which might be considered senior securities. In addition, the Fund reserves the right to purchase municipal securities which the Fund has the right or obligation to sell to a third party (including the issuer of a participation interest).

Pledging Assets (non-fundamental)
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral
arrangements in connection with permissible activities.

Pledging Assets (fundamental)
The Fund will not mortgage, pledge or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge or hypothecate assets having a market value not exceeding
10% of the value of total assets at the time of the borrowing.

Underwriting (fundamental)
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities
Act of 1933.

Underwriting (fundamental)
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies and limitations.

INVESTMENT LIMITATIONS AND POLICIES
Reorganizing Fund	Surviving Fund
Investing in Real Estate (fundamental)
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an
orderly manner.
Investing in Real Estate (fundamental) The Fund will not purchase or sell real estate, although it may invest in municipal securities secured by real estate or interests in real estate.
Investing in Commodities (fundamental) The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.	Investing in Commodities (fundamental) The Fund will not purchase or sell commodities or commodity contracts.
Lending Cash or Securities (fundamental)
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Lending Cash or Securities (fundamental)
The Fund will not lend any of its assets, except that it may acquire publicly or non-publicly issued municipal securities as permitted by its investment objective and policies.

Concentration of Investments (fundamental)
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

Concentration of Investments (fundamental)
The Fund will not invest 25% or more of its total assets in any one industry. However, investing in U.S. government securities and domestic bank instruments shall not be considered investments in any one industry.

No corresponding investment limitation.
Dealing in Puts and Calls (fundamental)
The Fund will not purchase or sell puts, calls, straddles, spreads, or any combination of them, except that the Fund may purchase put options on municipal securities in an amount up to 10% of its total assets or may purchase municipal securities accompanied by agreements of sellers to repurchase them at the Fund’s option.

No corresponding investment limitation.	Acquiring Securities (non-fundamental) The Fund will not acquire the voting securities of any issuer for the purpose of exercising control.
Buying on Margin (non-fundamental)
The Fund will not purchase securities on margin, provided that the
Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Selling Short and Purchases on Margin (non-fundamental)
The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.

Illiquid Investments (non-fundamental)
The Fund will not make investments in holdings for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, if immediately after and as a result, the value of such investments would exceed, in the aggregate, 15% of the Fund’s net assets.

Illiquid Investments (non-fundamental)
The Fund will not make investments in holdings for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, if immediately after and as a result, the value of such investments would exceed, in the aggregate, 15% of the Fund’s net assets.

Restricted Securities (non-fundamental) The Fund may invest in securities subject to restrictions on resale under the Securities Act of 1933.	No corresponding investment limitation.

INVESTMENT LIMITATIONS AND POLICIES
Reorganizing Fund	Surviving Fund
Additional Information (non-fundamental)
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
In applying the Fund’s commodities limitation, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.
In applying the concentration restriction, the Fund will adhere to the requirements of the 1940 Act which limits investments in a particular industry or group of industries to no more than 25% of the value of the
Fund’s total assets. Further, in applying the Fund’s concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (c) asset-backed securities will be classified according to the underlying assets securing such securities; and (d) municipal securities backed principally by the assets and revenues of non-governmental entities are counted for purposes of the concentration limitation. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the
Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect.
In applying the borrowing limitation, in accordance with Section
18(f)(1) of the 1940 Act and current SEC rules and guidance, the Fund is permitted to borrow money, directly or indirectly, provided that immediately after any such borrowing, the Fund has asset coverage of at least 300% for all of the Fund’s borrowings, and provided further that in the event that such asset coverage shall at any time fall below
300% the Fund shall, within three business days, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%.

Additional Information (non-fundamental)
For purposes of the diversification limitation, each governmental subdivision, including states and the District of Columbia, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues. Industrial development bonds backed only by the assets and revenues of a nongovernmental user are considered to be issued solely by that user. If in the case of an industrial development bond or government-issued security, a governmental or some other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor, subject to a limit on investments in the guarantor of 10% of total assets. The Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items”
and “bank instruments.”
In applying the concentration restriction, the Fund will adhere to the requirements of the 1940 Act which limits investments in a particular industry or group of industries to no more than 25% of the value of the
Fund’s total assets. Further, in applying the concentration restriction:
(a) utility companies will be divided according to their services (for example, gas, gas transmission, electric and telephone will be considered a separate industry); (b) financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry); (c) asset-backed securities will be classified according to the underlying assets securing such securities;
(d) municipal securities shall exclude private activity municipal debt securities, which are principally backed by the assets and revenues of the non-governmental user of the funds generated by securities issuance; and (e) the Fund will typically consider (i.e., look through to)
the concentration of an investment company in which it invests only if that investment company is itself a concentrated portfolio.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation. In applying the borrowing limitation, in accordance with Section 18(f)(1) of the 1940 Act and current SEC rules and guidance, the Fund is permitted to borrow money, directly or indirectly, provided that immediately after any such borrowing, the Fund has asset coverage of at least 300% for all of the
Fund’s borrowings, and provided further that in the event that such asset coverage shall at any time fall below 300% the Fund shall, within three business days, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%.

COMPARATIVE FEE TABLES
Like all mutual funds, each Fund incurs certain expenses in its operations and, as an investor, you pay fees and expenses to buy and hold shares of a Fund. These expenses include management fees, as well as the cost of maintaining accounts, administration, providing shareholder liaison and distribution services and other activities.
You will not pay any sales charges in connection with the Reorganization. Future transactions in the Surviving Fund will be subject to applicable sales charges.
Set forth in the tables below is information regarding the current fees and expenses incurred by the Class A Shares and Institutional Shares of the Surviving Fund and the Fund, and the anticipated pro forma fees for the Class A Shares and Institutional Shares of the Surviving Fund after giving effect to the Reorganization. It is anticipated that the Surviving Fund will be the legal and accounting survivor after the Reorganization.
The total gross and net operating expenses of the Surviving Fund for each share class, including on a pro forma basis after giving effect to the Reorganization, are lower than those of the Fund.

FEDERATED HERMES MICHIGAN INTERMEDIATE MUNICIPAL FUND (“FHMIMF”)–Class A SHARES FEDERATED HERMES INTERMEDIATE MUNICIPAL FUND (“FHIMF”)–Class A Shares
Fees and Expenses
This table describes: (1) the actual fees and expenses for the Class A Shares (A) of FHMIMF for the fiscal year ended August 31, 2022; (2) the actual fees and expenses for the Class A Shares (A) of FHIMF for the fiscal year ended May 31, 2022; and (3) the pro forma fees and expenses of the Class A Shares (A) of FHIMF on a combined basis after giving effect to the Reorganization.
This table describes the fees and expenses that you may pay if you buy, hold and sell Class A Shares (A) of the Funds. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 (for FHMIMF) or $100,000 (for FHIMF) in certain classes of Federated Hermes Funds. More information about these and other discounts is available from your financial professional, below under “Advisory Fees, Service Fees, Shareholder Fees and Other Expenses” and in “Annex C” to this Prospectus/Proxy Statement.
Shareholder Fees	FHMIMF–A	FHIMF–A1	FHIMF-A Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	4.50%	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses
Expenses That You Pay Each Year as a Percentage of the Value of Your Investment
Management Fee	0.40%	0.40%	0.40%
Distribution (12b-1) Fee	None	None	None
Other Expenses:	0.83%	0.60%	0.51%
Acquired Fund Fees and Expenses	None	0.00%	0.01%
Total Annual Fund Operating Expenses	1.23%	1.00%	0.92%
Fee Waivers and/or Expense Reimbursements	(0.36)[2]	(0.29%)[3]	(0.21%)[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.87%	0.71%	0.71%
1
 Effective upon open of business on July 28, 2022, the Fund’s Service Shares were re-designated as Class A Shares. References herein refer to the new class designation unless otherwise noted.
2
 FIMCO and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund’s A class (after the voluntary waivers and/or reimbursements) will not exceed 0.77% (the “Fee Limit”), up to but not including the later of (a) November 1, 2023; or (b) the date of the Fund’s next effective Prospectus (the “Termination Date”). While FIMCO and its affiliates currently do not anticipate terming or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated, or the Fee Limit increased, prior to the Termination Date with the agreement of the Fund’s Board of Trustees.
3
 FIMCO and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund’s A class (after the voluntary waivers and/or reimbursements) will not exceed 0.70% (the “Fee Limit”), up to but not including the later of (a) August 1, 2023; or (b) the date of the Fund’s next effective Prospectus (the “Termination Date”). While FIMCO and its affiliates currently do not anticipate terming or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated, or the Fee Limit increased, prior to the Termination Date with the agreement of the Fund’s Board of Trustees. If this Reorganization is approved, the Termination Date will be extended up to, but not including the later of (a) March 1, 2024 or (b) the first day of the month following the one year anniversary of the Closing Date.

Example
This example is intended to help you compare the cost of investing in the indicated funds with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses (excluding any sales loads on reinvested dividends, fee waivers and/or expense reimbursements) are as shown in the table above and remain the same. The expenses used to calculate the Fund’s examples do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
FHMIMF–Class A Shares	$422	$679	$955	$1,744
FHIMF–Class A Shares	$547	$754	$978	$1,620
FHIMF–Class A Shares, Pro Forma Combined	$540	$730	$936	$1,530

FEDERATED HERMES MICHIGAN INTERMEDIATE MUNICIPAL FUND (“FHMIMF”)–Institutional SHARES FEDERATED HERMES INTERMEDIATE MUNICIPAL FUND (“FHIMF”)–Institutional Shares
Fees and Expenses
This table describes: (1) the actual fees and expenses for the Institutional Shares (IS) of FHMIMF for the fiscal year ended August 31, 2022; (2) the actual fees and expenses for the Institutional Shares (IS) of FHIMF for the fiscal year ended May 31, 2022; and (3) the pro forma fees and expenses of the Institutional Shares (IS) of FHIMF on a combined basis after giving effect to the Reorganization.
This table describes the fees and expenses that you may pay if you buy, hold and sell Institutional Shares (IS) of the Funds. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees	FHMIMF–IS	FHIMF–IS	FHIMF–IS Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.40%	0.40%	0.40%
Distribution (12b-1) Fee	None	None	None
Other Expenses:	0.58%	0.35%	0.26%
Acquired Fund Fees and Expenses	None	0.00%	0.01%
Total Annual Fund Operating Expenses	0.98%	0.75%	0.67%
Fee Waivers and/or Expense Reimbursements	(0.36%)[1]	(0.29%)[2]	(0.21%)[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.62%	0.46%	0.46%
1
 FIMCO and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund’s A class (after the voluntary waivers and/or reimbursements) will not exceed 0.52% (the “Fee Limit”), up to but not including the later of (a) November 1, 2023; or (b) the date of the Fund’s next effective Prospectus (the “Termination Date”). While FIMCO and its affiliates currently do not anticipate terming or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated, or the Fee Limit increased, prior to the Termination Date with the agreement of the Fund’s Board of Trustees.
2
 FIMCO and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund’s A class (after the voluntary waivers and/or reimbursements) will not exceed 0.45% (the “Fee Limit”), up to but not including the later of (a) August 1, 2023; or (b) the date of the Fund’s next effective Prospectus (the “Termination Date”). While FIMCO and its affiliates currently do not anticipate terming or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated, or the Fee Limit increased, prior to the Termination Date with the agreement of the Fund’s Board of Trustees. If this Reorganization is approved, the Termination Date will be extended up to, but not including the later of (a) March 1, 2024 or (b) the first day of the month following the one year anniversary of the Closing Date.

Example
This example is intended to help you compare the cost of investing in the indicated funds with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses (excluding any sales loads on reinvested dividends, fee waivers and/or expense reimbursements) are as shown in the table above and remain the same. The expenses used to calculate the Fund’s examples do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
FHMIMF–Class IS Shares	$100	$312	$542	$1,201
FHIMF–Class IS Shares	$77	$240	$417	$930
FHIMF–Class IS Shares, Pro Forma Combined	$68	$214	$373	$835
PORTFOLIO TURNOVER
Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect each Fund’s performance. During the most recent fiscal year for which audited financial information is available, the Surviving Fund’s portfolio turnover rate was 21% and the Reorganizing Fund’s portfolio turnover rate was 17% of the average value of each Fund’s respective portfolio.
TAX CONSEQUENCES
Tax-Free Reorganization Under the Internal Revenue Code of 1986, as amended
As a non-waivable condition to the Reorganization, the Fund and the Surviving Fund will each receive an opinion of counsel that the Reorganization will be considered a tax-free “reorganization” under applicable provisions of the Internal Revenue Code of 1986, as amended (the “Code”), so that no gain or loss will be recognized directly as a result of the Reorganization by either the Fund or the Surviving Fund or by the Fund’s shareholders. To qualify, the Surviving Fund must acquire “substantially all” of the assets of the Fund in exchange for Surviving Fund shares and the assumption of specified liabilities of the Fund (if any), the Fund must liquidate completely as a result of the Reorganization and distribute the Surviving Fund shares to the Fund’s shareholders, and the Surviving Fund must either: (1) use a “significant portion” of the Fund’s historic assets in a business (the “asset continuity” test); or (2) continue the Fund’s “historic business” (the “business continuity” test). The Adviser intends to satisfy the requirements of the Code for tax-free reorganizations under the business continuity test. To satisfy the business continuity test, the Surviving Fund must continue a significant historic business of the Fund, which generally requires that, on the date of the Reorganization, at least one-third of the Fund’s assets must meet the Surviving Fund’s investment objectives, strategies, policies, risks and restrictions, and that the Fund did not alter its portfolio in connection with the Reorganization to meet the one-third threshold. The Surviving Fund may, but is not required to, retain a certain portion of the Fund’s portfolio securities post-Reorganization. The aggregate tax basis of the shares of the Surviving Fund received by the Fund’s shareholders will be the same as the aggregate tax basis of their shares in the Fund. Prior to the Reorganization, the Fund will distribute to shareholders any previously undistributed net capital gains. Distribution of any previously undistributed income will either be reinvested in a shareholder’s account in the Surviving Fund or distributed to the Fund’s shareholders following the Reorganization. Distributions of capital gains, if any, will be taxable but distribution of previously undistributed income will generally be tax-exempt for the Fund’s shareholders.
The Adviser believes that the Reorganization will qualify as a tax-free reorganization. The Fund will be required to discharge all of its liabilities and obligations prior to consummation of the Reorganization. To the extent that any transition of portfolio securities occurs in connection with the Reorganization, it is anticipated that the Fund will incur transaction expenses associated with the disposition of portfolio securities. As all securities held by the Fund are eligible investments for the Surviving Fund, the Adviser anticipates minimal portfolio repositioning, if any, such that the Fund is not anticipated to incur material brokerage costs. To the extent that the Fund’s net capital gains as of the Closing Date (including the referenced disposition of portfolio securities) exceed any available capital loss carryforward, any capital gain distribution will be taxable to the Fund’s shareholders. See the section entitled “Federal Income Tax Consequences” below for further information regarding the tax treatment of any capital gains realized from this disposition of securities.

The approval, and consummation, of the Reorganization also is contingent upon the receipt of a tax opinion (to be issued by K&L Gates LLP) addressed to the Fund and the Surviving Fund to the effect that the Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code and that the Surviving Fund and the Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code. The tax opinion will satisfy the requirements for such legal opinion set forth in the form of Agreement and Plan of Reorganization for the Reorganization.
COMPARISON OF POTENTIAL RISKS AND RETURNS: PERFORMANCE INFORMATION
As shown in the table below, with respect to the 5- and 10- year periods ended September 30, 2022, the Surviving Fund outperformed the Fund. However, with respect to the 1-year period ended September 30, 2022, the Surviving Fund underperformed the Fund. With respect to yearly returns, the Surviving Fund outperformed the Fund for each of the periods shown below, with the exception of 2012, 2014 and 2018, when the Fund outperformed the Surviving Fund.
(For the periods ended September 30, 2022)
	1 Year	5 Year	10 Year
Federated Hermes Michigan Intermediate Municipal Fund–IS	(7.51)%	0.52%	1.29%
Federated Hermes Intermediate Municipal Fund–IS	(10.09)%	0.55%	1.58%
The average annual total return tables show returns averaged over the stated periods and include comparative performance information. The tables show how the Funds’ average annual total returns for one year, five years and 10 years (or start of performance if shorter) compared to the returns of a broad-based securities market index and the average returns of a “peer group” of funds (as defined by a third-party) in the respective category indicated. The average annual total returns are reduced to reflect applicable sales charges. In addition to Return Before Taxes, Return After Taxes is shown to illustrate the effect of federal taxes on returns. Actual after-tax returns depend upon each investor’s personal tax situation and are likely to differ from those shown. The tables also show returns for the applicable Fund’s broad-based securities market index and the peer group of funds. Index and peer group returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in a fund’s performance. The indexes and peer groups are unmanaged and, unlike the Funds, are not affected by cash flows. It is not possible to invest directly in the indexes or peer groups.

Federated Hermes Michigan Intermediate Municipal Fund
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s A class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods and includes comparative performance information. the Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400, Option #4.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
The Reorganizing Fund’s A class total return for the nine-month period from January 1, 2022 to September 30, 2022 was (7.90)%.
Within the periods shown in the bar chart, the Reorganizing Fund’s A class highest quarterly return was 2.35% (quarter ended March 31, 2019). Its lowest quarterly return was (3.37)% (quarter ended December 31, 2016).
Average Annual Total Return Table
The Fund’s Institutional Shares (IS) commenced operations on April 28, 2020. For the periods prior to the commencement of operations of the Fund’s IS class, the performance information shown below is for the Fund’s A class. The performance of the A class has not been adjusted to reflect the expenses applicable to the IS class since the IS class has a lower expense ratio than the expense ratio of the A class. The performance shown in the table has been adjusted to reflect differences between the sales loads and charges imposed on the purchase and redemption of the Fund’s IS class and A class.
In addition to Return Before Taxes, Return After Taxes is shown for A class to illustrate the effect of federal taxes on the Reorganizing Fund’s returns. After-tax returns are shown only for the A class and IS classes will differ from those shown for the A class. Actual after-tax returns depend on each investor’s personal tax situation and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through a 401(k) plan, an Individual Retirement Account (IRA) or other tax-advantaged investment plan.

(For the periods ended December 31, 2021)
Share Class	1 Year	5 Years	10 Years
A:
Return Before Taxes	(3.19)%	2.14%	2.22%
Return After Taxes on Distributions	(3.29)%	2.08%	2.17%
Return After Taxes on Distributions and Sale of Fund Shares	(1.18)%	2.14%	2.26%
IS:
Return Before Taxes	0.02%	2.85%	2.57%
S&P Municipal Bond Intermediate Index[1] (reflects no deduction for fees, expenses or taxes)	1.09%	3.84%	3.38%
S&P Municipal Bond MI, Investment Grade, 1-15 Years Index[2] (reflects no deduction for fees, expenses or taxes)	0.70%	3.38%	3.01%
Morningstar Municipal Single State Intermediate Funds Average[3]	0.63%	2.92%	2.69%
1
 S&P Municipal Bond Intermediate Index consists of bonds in the S&P Municipal Bond Index with a minimum maturity of 3 years and a maximum maturity of 15 years. It is a subindex of the S&P Municipal Bond Index which tracks fixed-rate tax-free bonds and bonds subject to the alternative minimum tax (AMT). The index includes bonds of all quality–from “AAA” to non-rated, including defaulted bonds–from all sectors of the municipal bond market.
2
 The S&P Municipal Bond MI, Investment Grade, 1-15 Years Index represents the portion of the MI Index composed solely of bonds that are rated “BBB-/Baa3” or higher with remaining maturities up to fifteen years.
3
 Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated.

Federated Hermes Intermediate Municipal Fund
Risk/Return Bar Chart
Effective at the open of business on July 28, 2022, the Surviving Fund’s Service Shares (SS) were redesignated as Class A Shares. The performance shown below for the Class A Shares reflects the historical performance for the SS class. The performance of the Surviving Fund’s A class has not been adjusted to reflect the expenses applicable to the SS class since the Class A Shares are anticipated to charge the same expense ratio as the SS class. The performance of the A class has been adjusted though to reflect the difference in sales charges imposed on the purchase of the Surviving Fund’s A and SS classes of shares. The bar chart and performance table below reflect historical performance data for the Surviving Fund and are intended to help you analyze the Surviving Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Surviving Fund’s A class total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns for each class averaged over the stated periods, and includes comparative performance information. Beginning on July 31, 2013, the Surviving Fund changed its policy so that it may invest without limitation in investments the interest from which (while exempt from federal regular income tax) may be subject to the AMT. Also effective July 31, 2013, the Surviving Fund changed its policy such that normally, up to 15% of the Surviving Fund’s total assets may be invested in securities rated below investment grade (or unrated securities of comparable quality), which are also known as junk bonds and such that the Surviving Fund may opportunistically invest up to 25% of the Surviving Fund’s total assets in securities rated below investment grade. Prior to that date, the Surviving Fund’s Adviser normally invested the Surviving Fund’s assets entirely in securities whose interest is not subject to the AMT and the Surviving Fund’s portfolio securities were investment grade or of comparable quality. As a result of the difference in investment strategy, the Surviving Fund’s performance shown might have differed materially. The Surviving Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Surviving Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.

The Surviving Fund’s A class total return for the nine-month period from January 1, 2022 to September 30, 2022, was (10.57)%.
Within the period shown in the bar chart, the Surviving Fund’s A class highest quarterly return was 2.87% (quarter ended March 31, 2019). Its lowest quarterly return was (3.71)% (quarter ended December 31, 2016).

Average Annual Total Return Table
As stated above, effective at the open of business on July 28, 2022, the Surviving Fund’s Service Shares (SS) were redesignated as Class A Shares. The performance shown below for the Class A Shares reflects the historical performance for the SS class. The performance of the Surviving Fund’s A class has not been adjusted to reflect the expenses applicable to the SS class since the Class A Shares are anticipated to charge the same expense ratio as the SS class. The performance of the A class has been adjusted though to reflect the difference in sales charges imposed on the purchase of the Surviving Fund’s A and SS classes of shares. In addition to Return Before Taxes, Return After Taxes is shown for the Surviving Fund’s A class to illustrate the effect of federal taxes on fund returns. After-tax returns are shown only for the A class and after-tax returns for the IS class will differ from those shown for the A class. Actual after-tax returns depend on each investor’s personal tax situation and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as a 401(k) Plan, an Individual Retirement Account (IRA) or other tax-advantaged investment plan
(For the periods ended December 31, 2021)
Share Class	1 Year	5 Years	10 Years
A:
Return Before Taxes[1]	(3.75)%	2.49%	2.48%
Return After Taxes on Distributions[1]	(3.84)%	2.39%	2.32%
Return After Taxes on Distributions and Sale of Fund Shares[1]	(1.61)%	2.35%	2.37%
IS:
Return Before Taxes[1]	1.16%	3.69%	3.17%
S&P Municipal Bond Intermediate Index[2] (reflects no deduction for fees, expenses or taxes)	1.09%	3.84%	3.38%
Morningstar Municipal National Intermediate Funds Average[3] (reflects no deduction for fees, expenses or taxes)	1.67%	3.60%	3.08%
1
 Prior to December 29, 2017, Institutional Shares (IS) were designated as Class Y Shares and Service Shares (SS) were designated as Institutional Shares.
2
 The S&P Municipal Bond Intermediate Index consists of bonds in the S&P Municipal Bond Index with a minimum maturity of 3 years and a maximum maturity of 15 years. The S&P Municipal Bond Index is designed to track fixed-rate tax-free bonds and bonds subject to the alternative minimum tax (AMT). The S&P Municipal Bond Index includes bonds of all quality–from “AAA” to non-rated, including defaulted bonds–and from all sectors of the municipal bond market.
3
 Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated.

Financial Highlights
The Financial Highlights for the Reorganizing Fund and the Surviving Fund are included as Annex B to this Prospectus/Proxy Statement. The Financial Highlights will help you understand each Fund’s financial performance for its past five fiscal years. Some of the information is presented on a per-share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.
For the Reorganizing Fund and the Surviving Fund, the information has been audited by KPMG LLP and Ernst & Young LLP, respectively, independent registered public accounting firms, whose reports, along with each Fund’s audited financial statements are included in each Fund’s Annual Report.
INVESTMENT ADVISER OF THE FUND AND THE SURVIVING FUND
The Board governs the Fund. The Board selects and oversees the Fund’s and the Surviving Fund’s adviser, Federated Investment Management Company (the “Adviser” or “FIMCO”). FIMCO manages the Funds’ assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of FIMCO, provides certain support services to FIMCO. The fee for these services is paid by FIMCO and not by the Funds. FIMCO’s address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.
The Adviser, and other advisory subsidiaries of Federated Hermes, Inc. (“Federated Hermes”) combined, advise approximately 102 registered investment companies spanning equity, fixed-income and money market mutual funds and also manage a variety of other pooled investment vehicles, private investment companies and customized separately managed accounts (including non-U.S./offshore funds). Federated Hermes’ assets under management totaled approximately $668.9 billion in assets as of December 31, 2021. Federated Hermes was established in 1955 as Federated Investors, Inc. and is one of the largest investment managers in the United States with nearly 2,000 employees. Federated Hermes provides investment products to more than 11,000 investment professionals and institutions.
The Adviser advises approximately 74 registered investment companies and also manages sub-advised funds. The Adviser’s assets under management totaled approximately $399.6 billion in assets as of December 31, 2021.
PORTFOLIO MANAGEMENT INFORMATION
Reorganizing Fund Portfolio Managers	Surviving Fund Portfolio Managers
Lee R. Cunningham II
Lee R. Cunningham II, Senior Portfolio Manager, has been the Fund’s portfolio manager since May of 1998.
Mr. Cunningham is a Senior Portfolio Manager responsible for day-to-day management of the Fund focusing on asset allocation, interest rate strategy and security selection. He has been with the
Adviser or an affiliate since 1995; has worked in investment management since 1995; has managed investment portfolios since
1998. Education: B.S. University of Pennsylvania; M.B.A. University
of Pittsburgh.

R.J. Gallo
R.J. Gallo, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since July of 2017.
Mr. Gallo is a Senior Portfolio Manager, Head of the Municipal Bond
Investment Group and Head of the Duration Committee. He is
responsible for the day-to-day management of the Fund, focusing on asset allocation, interest rate strategy and security selection, as well as overseeing the macro risk elements in the portfolio. He has been with the Adviser or an affiliate since 2000; has worked in investment management since 1996; has managed investment portfolios since
2002. Education: B.A., University of Michigan; M.P.A., Princeton
University.

R.J. Gallo
R.J. Gallo, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since October of 2017.
Mr. Gallo is a Senior Portfolio Manager, Head of the Municipal Bond
Investment Group and Chairman of Duration Management Committee.
He is responsible for overseeing the macro risk elements in the portfolio. He has been with the Adviser or an affiliate since 2000; has worked in investment management since 1996; has managed
investment portfolios since 2002. Education: B.A., University of
Michigan; M.P.A Princeton University.

Ann Ferentino
Ann Ferentino, CFA, Portfolio Manager, has been the Fund’s portfolio manager since April of 2022.
Ms. Ferentino focuses on asset allocation, interest rate strategy and security selection. She has been with the Adviser or an affiliate since
1995; has worked in investment management since 2000; and has managed investment portfolios since 2013. Education: B.S., University of Dayton; M.B.A., University of Pittsburgh.

Additional Portfolio Manager Information
Each Fund’s SAI provides information about each Fund’s Portfolio Managers’ compensation, management of other accounts and ownership of securities in each of the Funds.
ADVISORY FEES AND OTHER FEES/EXPENSES
The Reorganizing Fund and the Surviving Fund pay certain affiliated and non-affiliated service providers fees as described below. The Funds and their affiliated service providers may also pay fees as described below to certain affiliates or to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Funds. For additional information regarding the fees paid by the Funds, please see the section entitled “Summary–Comparative Fee Tables” in this Prospectus/Proxy Statement.
Investment Advisory Fees
The Reorganizing Fund and the Surviving Fund’s investment advisory contracts provide for payment to the Adviser of an annual investment advisory fee of 0.40% of each Fund’s average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse each Fund for certain operating expenses. The Adviser and its affiliates have also agreed to certain “Fee Limits” as described in the footnotes to the “Fees and Expenses” tables found in the “Comparative Fee Tables” section of this Prospectus/Proxy Statement.
A discussion of the Board’s review of each Fund’s investment advisory contract is available in each Fund’s shareholder reports as they are produced.
Service Fees
The Funds may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Hermes, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated Hermes. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.
Account Administration Fees
The Funds may pay Account Administration Fees of up to 0.25% of average net assets of the Reorganizing Fund’s and the Surviving Fund’s Class A Shares to banks that are not registered as broker-dealers or investment advisers for providing administrative services to each Fund and its shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.
Recordkeeping Fees
Each Fund may pay Recordkeeping Fees on an average-net-assets basis or on a per-account per year basis to financial intermediaries for providing recordkeeping services to the Fund’s shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.
Networking Fees
Each Fund may reimburse Networking Fees on a per-account-per-year basis to financial intermediaries for providing administrative services to the Fund and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.
Additional Payments to Financial Intermediaries
The Distributor may pay out of its own resources amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators, that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. Not all financial intermediaries receive such payments, and the amount of compensation may vary by intermediary. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s Prospectus and described above because they are not paid by the Funds.

These payments are negotiated and may be based on such factors as: the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; the level and types of services or support furnished by the financial intermediary; or the Fund’s and/or other Federated Hermes funds’ relationship with the financial intermediary. These payments may be in addition to payments, as described above, made by the Fund to the financial intermediary. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated Hermes funds, within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. In addition, as discussed below in “Commissions on Certain Shares,” if you purchase Institutional Shares of the Funds through a broker acting solely as an agent on behalf of its customers, you may be required to pay a commission to the broker in an amount determined and separately disclosed to you by the broker. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided, as well as about fees and/or commissions it charges.
Commissions on Certain Shares
The Funds do not charge any front-end load, deferred sales charge or other asset-based fee for sales or distribution of Institutional Shares. However, if you purchase Institutional Shares through a broker acting solely as an agent on behalf of its customers, you may be required to pay a commission to the broker in an amount determined and separately disclosed to you by the broker.
Because the Funds are not a party to any such commission arrangement between you and your broker, any purchases and redemptions of Institutional Shares will be made at the applicable NAV (before imposition of the sales commission). Any such commissions charged by a broker are not reflected in the fees and expenses listed in the “Risk/Return Summary: Fees and Expenses” section of each Fund’s Prospectus and described above nor are they reflected in the “Performance: Bar Chart and Table,” because they are not charged by the Funds.
Shares of the Funds are available in other share classes that have different fees and expenses.
PROCEDURES FOR PURCHASING, REDEEMING AND EXCHANGING SHARES
The procedures for purchasing, redeeming and exchanging shares of the Fund are substantially similar to those for purchasing, redeeming and exchanging shares of the Surviving Fund. See the section entitled “Purchase, Redemption and Exchange Procedures” below for more information regarding these procedures.
The transfer agent and dividend disbursing agent for both the Reorganizing Fund and the Surviving Fund is DST Asset Manager Solutions, Inc. (the “Transfer Agent”).
The Reorganization
In connection with the Reorganization, any minimum investment amounts applicable to initial investments in the Surviving Fund shall be waived with respect to the Reorganizing Fund shareholders’ initial receipt of the Surviving Fund’s shares as part of the Reorganization.
With respect to Class A Shares of the Surviving Fund to be acquired by Class A shareholders of the Reorganizing Fund in connection with the Reorganization, as applicable, shareholders will initially acquire the Surviving Fund’s shares at NAV. With respect to subsequent purchases of the same Surviving Fund shares in the future, such future purchases would be at NAV (without reduction for a sales charge) so long as: (1) the shareholder’s account opened on the books and records of the Surviving Fund’s Shares as part of the Reorganization remains open and is held directly with the Surviving Fund’s Transfer Agent (and not through an intermediary) or (2) such future purchase otherwise qualifies for a sales load exception pursuant to the terms of the Surviving Fund’s prospectus (such as, for example, that the shares are purchased through a program offered by a financial intermediary that provides for the purchase of shares without imposition of a sales charge and where the financial intermediary has agreed not to receive a dealer reallowance on purchases under the program).
In connection with the Reorganization, a shareholder of the Reorganizing Fund will initially acquire the shares of the Surviving Fund at NAV, but subsequent purchases of the Surviving Fund’s Shares may be subject to any sales loads (including any front-end sales load) applicable to purchases of the Surviving Fund’s Shares, as further described below.

Sales Charge for Certain Subsequent Purchases
Effective July 28, 2022, the Surviving Fund’s former Service Shares were redesignated as Class A Shares.
Subsequent purchases of the Surviving Fund shares by former shareholders of the Reorganizing Fund’s shares may be subject to sales charges. The following table lists the sales charges which will be applied to such purchases of the Surviving Fund’s shares, subject to the breakpoint discounts indicated in the table and described below:
Surviving Fund
	Minimum Initial/Subsequent Investment Amounts[1]	Maximum Sales Charges
Shares Offered		Front-End Sales Charge[2]	Contingent Deferred Sales Charge[3]
A	$1,500/$100	4.50%	0.00%
1
 The minimum initial and subsequent investment amounts for Individual Retirement Accounts (IRAs) are generally $250 and $100, respectively. There is no minimum initial or subsequent investment amount required for employer-sponsored retirement plans; however, such accounts remain subject to the Fund’s policy on “Accounts with Low Balances” as discussed later in this Prospectus. Please see “By Systematic Investment Program” for applicable minimum investment. Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.
2
 Front-End Sales Charge is expressed as a percentage of public offering price. See “Sales Charge When You Purchase.”
3
 See “Sales Charge When You Redeem.”
The following table summarizes the minimum investment amount and the maximum sales charge, if any, that you will pay on an investment in the Surviving Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.
Surviving Fund
A:
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater[1]	0.00%	0.00%
1
 A contingent deferred sales charge (CDSC) of 0.75% of the redemption amount applies to Shares originally purchased in an amount of $1 million or more and redeemed up to 24 months after purchase under certain investment programs where a financial intermediary received an advance payment on the transaction. CDSC exceptions may apply. See “Sales Charge When You Redeem.”
Subsequent purchases of Surviving Fund Shares may qualify for a reduction or elimination of the sales, also known as a breakpoint discount. Contingent upon notification to the Federated Hermes Funds’ Transfer Agent, the sales charge at subsequent purchase of the Surviving Fund Shares may be reduced or eliminated by:
•
Purchasing the A class in greater quantities to reduce the applicable sales charge;
•
Excluding any Federated Hermes fund A class without a sales charge (“no-load A class”), combining concurrent purchases of and/or current investments in the A class, B class, C class, F class and R class of any Federated Hermes fund made or held by Qualifying Accounts; the purchase amount used in determining the sales charge on your additional Share purchase will be calculated by multiplying the respective maximum public offering price times the number of the A class, B class, C class, F class and R class shares of any Federated Hermes fund currently held in Qualifying Accounts and adding the dollar amount of your current purchase; or
•
Signing a letter of intent to purchase a qualifying amount of the A class within 13 months. (Call your financial intermediary or the Fund for more information.) The Fund’s custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

Front End Sales Charge Reallowances (Class A Shares)
When a financial intermediary’s customer purchases Class A Shares of the Reorganizing Fund and the Surviving Fund, the financial intermediary may receive a Dealer Reallowance as follows:
The Funds’ Distributor, Federated Securities Corp., receives a front-end sales charge on certain Share sales. The Distributor pays a portion of this charge to financial intermediaries that are eligible to receive it (the “Dealer Reallowance”) and retains any remaining portion of the front-end sales charge.
Reorganizing Fund
Class A Shares:
Purchase Amount	Dealer Reallowance as a Percentage of Public Offering Price
Less than $50,000	3.00%
$50,000 but less than $100,000	2.50%
$100,000 but less than $250,000	2.00%
$250,000 but less than $500,000	1.50%
$500,000 but less than $1 million	1.00%
$1 million or greater	0.00%
Surviving Fund
Class A Shares:
Purchase Amount	Dealer Reallowance as a Percentage of Public Offering Price
Less than $100,000	4.00%
$100,000 but less than $250,000	3.25%
$250,000 but less than $500,000	2.25%
$500,000 but less than $1 million	1.80%
$1 million or greater	0.00%
Advance Commissions
When a financial intermediary’s customer purchases Class A Shares of the Reorganizing Fund and the Surviving Fund, the financial intermediary may receive an advance commission as follows:
Class A Shares (for purchases over $1 million):
Purchase Amount	Advance Commission as a Percentage of Public Offering Price
First $1 million - $5 million	0.75%
Next $5 million - $20 million	0.50%
Over $20 million	0.25%
Advance commissions are calculated on a year-by-year basis based on amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advance commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase.
The Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance commission will be paid only on those purchases that were not previously subject to a front-end sales charge or dealer advance commission. Certain retirement accounts may not be eligible for this program.

Sales Charge When You Redeem (Class A Shares)
Redemption proceeds in Class A Shares of the Reorganizing Fund and the Surviving Fund may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC). Shares otherwise subject to a CDSC will not be charged a CDSC at the time of an exchange; however, the CDSC will continue to be measured from the date of your original purchase. The CDSC schedule applicable to your original purchase will continue to apply to the shares you receive in an exchange.
To keep the sales charge as low as possible, the Funds redeem your Shares in this order:
•
Shares that are not subject to a CDSC; and
•
Shares held the longest. (To determine the number of years your Shares have been held, include the time you held shares of other Federated Hermes funds that have been exchanged for Shares of this Fund.)
The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.
A:
If you make a purchase of the A class in the amount of $1 million or more and your financial intermediary received an advance commission on the sale, you will pay a 0.75% CDSC on any such Shares redeemed within 24 months of the purchase.

Additional Information on the Availability of Certain Waivers and Discounts
The availability of certain sales charge waivers and discounts for the Funds will depend on whether you purchase your shares directly from the Fund or through a financial intermediary. Certain financial intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC waivers which are discussed in Annex C to this Prospectus/Proxy Statement. The information contained in Annex C is provided by these financial intermediaries. Please contact your financial intermediary to ensure that you have the most current information regarding the sales charge waivers and discounts available to you and that you understand the steps you must take to qualify for available waivers and discounts. In all instances, it is the shareholder’s responsibility to notify the Fund or the shareholder’s Financial Intermediary at the time of purchase of any relationship or other facts qualifying the investor for sales charge waivers or discounts. For waivers and discounts not available through a particular financial intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another financial intermediary to receive these waivers or discounts.
PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES; DIVIDENDS AND DISTRIBUTIONS; TAX INFORMATION; FREQUENT TRADING; PORTFOLIO HOLDINGS DISCLOSURE POLICIES
The transfer agent and dividend-disbursing agent for each Fund is DST Asset Manager Solutions, Inc. Procedures for the purchase, redemption and exchange of the Fund’s shares are the same as those applicable to the purchase, redemption and exchange of Surviving Fund’s shares. Reference is made to the Prospectuses of the Fund and the Surviving Fund, dated October 31, 2022, and July 31, 2022, respectively, each of which is incorporated herein by reference, for a complete description of the purchase, redemption and exchange procedures applicable to purchases, redemptions and exchanges of the Fund’s shares and the Surviving Fund’s shares, respectively. Set forth below is a brief description of the significant purchase, redemption and exchange procedures applicable to purchases, redemptions and exchanges of the Funds’ shares.
Please note that if you participate in automated or systematic account programs in the Fund, these programs will continue in your new account with the Surviving Fund. Shareholders wishing to modify, cancel, freeze or terminate such services must instruct the Fund or their financial representative, as applicable.
Purchases
Shares of each Fund may be purchased any day the New York Stock Exchange (NYSE) is open. When a Fund or its agent receives a transaction request in proper form (as described in each Fund’s Prospectus), it is processed at the next calculated NAV plus any applicable front-end sales charge (public offering price). When the Fund holds fixed-income securities that trade on days the NYSE is closed, the value of the Fund’s assets may change on days you cannot purchase or redeem Shares. NAV is determined as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open.
Purchases of shares of each Fund may be made through a financial intermediary, directly from the Fund by wire and by check, or, with respect to Class A Shares, through an exchange from the same share class of another Federated Hermes fund. With respect to Institutional Shares, purchases of shares of each Fund may be made through an exchange from any Federated Hermes fund or share class that does not have a stated sales charge or contingent deferred sales charge, except shares of Federated Hermes Institutional Money Market Management, Federated Hermes Institutional Tax-Free Cash Trust, Federated Hermes Institutional Prime Obligations Fund, Federated Hermes Institutional Prime Value Obligations Fund, no-load Class A Shares and Class R Shares of any Fund. For any purchase by exchange, you must meet the minimum initial investment requirement for purchasing shares and both accounts must have identical registrations. Each Fund reserves the right to reject any request to purchase or exchange shares.
Once you have opened your account, purchases may also be made by Automated Clearing House (ACH), whereby additional shares are purchased through a depository institution that is an ACH member. Each Fund reserves the right to reject any request to purchase or exchange shares.
Share purchases in Class A Shares of each Fund may qualify for certain sales charge discounts if you or your family invest at least $50,000 for the Fund or $100,000 for the Surviving Fund in certain classes (e.g., A class) of Federated Hermes funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the prospectuses for the Fund and the Surviving Fund incorporated herein by reference, and in “Annex C” to this Prospectus/Proxy Statement.
The minimum investment amount for each Fund’s Class A Shares is generally $1,500 for initial investments and $100 for subsequent investments. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
The minimum initial investment amount for each Fund’s IS Class of each fund is generally $1,000,000 and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
As a general matter, Institutional Shares are not available for direct investment by natural persons. The following categories of Eligible Investors are not subject to any minimum initial investment amount for the purchase of Institutional Shares (however, such accounts remain subject to the Fund’s policy on “Accounts with Low Balances” as discussed in each Fund’s Prospectus):
•
An investor participating in a no-load platform, network or other fee-based program offered by a financial intermediary, for example, a wrap-account or retirement platform where Federated Hermes has entered into an agreement with the intermediary;
•
A trustee/director, employee or former employee of the Fund, the Adviser, the Distributor and their affiliates; an immediate family member of these individuals or a trust, pension or profit-sharing plan for these individuals;
•
An employer-sponsored retirement plan;
•
A trust institution investing on behalf of its trust customers;
•
The Surviving Fund only: Additional sales to an investor (including a natural person) who owned the IS class of the Fund as of December 31, 2008;
•
A Federated Hermes Fund;
•
An investor (including a natural person) who acquired Institutional Shares of a Federated Hermes fund pursuant to the terms of an agreement and plan of reorganization which permits the investor to acquire such shares; and
•
In connection with an acquisition of an investment management or advisory business, or related investment services, products or assets, by Federated Hermes or its investment advisory subsidiaries, an investor (including a natural person) who: (1) becomes a client of an investment advisory subsidiary of Federated Hermes; or (2) is a shareholder or interest holder of a pooled investment vehicle or product that becomes advised or sub-advised by a Federated Hermes investment advisory subsidiary as a result of such an acquisition other than as a result of a fund reorganization transaction pursuant to an agreement and plan of reorganization.
The following categories of Eligible Investors are subject to applicable minimum initial investment amounts for the purchase of Institutional Shares (see “How to Purchase Shares” in each Fund’s Prospectus):
•
An investor, other than a natural person, purchasing Institutional Shares directly from the Fund; and
•
In connection with an initial purchase of Institutional Shares through an exchange, an investor (including a natural person) who owned IS of another Federated Hermes fund as of December 31, 2008.

Intra-Fund Share Conversion Program
A shareholder in each Fund’s Shares may convert their Shares at NAV to any other share class of their Fund if the shareholder meets the investment minimum and eligibility requirements for the share class into which the conversion is sought, as applicable. The share conversion program is not applicable to each Fund’s Class A Shares subject to a contingent deferred sales charge, if applicable. Such conversion of classes should not result in a realization event for tax purposes. Contact your financial intermediary or call 1-800-341-7400, Option #4 to convert your Shares.
Redemptions and Exchanges
Redemptions and exchanges of each Fund may be made through a financial intermediary or directly from the Fund by telephone or by mailing a written request. Shares of both Funds may be redeemed for cash or exchanged for shares of the same class of other Federated Hermes funds on days on which the Fund computes its NAV.
Each Fund has an exchange privilege that allows shareholders to exchange shares of the Fund. With respect to Class A Shares, exchanges may be made to the same share class of another Federated Hermes fund. With respect to Institutional Shares, shares of each Fund may be exchanged to any Federated Hermes fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Shares of Federated Hermes Institutional Money Market Management, Federated Hermes Institutional Tax-Free Cash Trust, Federated Hermes Institutional Prime Obligations Fund, Federated Hermes Institutional Prime Value Obligations Fund, no-load Class A Shares and Class R Shares of any Fund.
Shares of each Fund also may be redeemed or exchanged on a regular basis using a systematic withdrawal/exchange program. The minimum amount for all new or revised systematic redemptions or exchanges of Shares is $50 per transaction per fund. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. The account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.
Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.
Redemption proceeds normally are wired or mailed within one business day for each method of payment after receiving a timely request in proper form. Depending upon the method of payment, when shareholders receive redemption proceeds can differ. Payment may be delayed for up to seven days under certain circumstances.
The Funds intend to pay Share redemptions in cash. To ensure that the Funds have cash to meet Share redemptions on any day, the Funds typically expect to hold a cash or cash equivalent reserve or sell portfolio securities.
In unusual or stressed circumstances, the Funds may generate cash in the following ways:
•
Inter-fund Borrowing and Lending. The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Hermes funds to lend and borrow money for certain temporary purposes directly to and from other Federated Hermes funds. Inter-fund borrowing and lending is permitted only: (a) to meet shareholder redemption requests; (b) to meet commitments arising from “failed” trades; and (c) for other temporary purposes. All inter-fund loans must be repaid in seven days or less.
•
Committed Line of Credit. The Fund participates with certain other Federated Hermes funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the funds, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding.
•
Redemption in Kind. Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by an “in-kind” distribution of the Fund’s portfolio securities. Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period. Redemptions in kind are made consistent with the procedures adopted by the Fund’s Board, which generally include distributions of a pro rata share of the Fund’s portfolio assets. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, securities received may be subject to market risk and the shareholder could incur taxable gains and brokerage or other charges in converting the securities to cash.

120 Day Reinstatement Program
Within 120 days of redeeming Class A Shares of each Fund, upon proper notification to each Fund’s Transfer Agent, you may reinvest all or a portion of the redemption proceeds in Class A Shares of the Fund at NAV, without the imposition of a sales charge or CDSC. Please note:
•
The ownership of the account receiving the purchase is not required to be identical to that of the account in which the redemption was placed; however, the registration of the account receiving the purchase must include at least one registered shareholder of the account from which the redemption occurred.
•
You will not be reimbursed for any fees originally incurred on the redemption (e.g., CDSC or redemption fees) by subsequently participating in the 120 Day Reinstatement Program.
•
The 120 Day Reinstatement Program does not supersede or override any restrictions placed on an account due to frequent trading and/or client contractual issues.
Additional operational restrictions may apply, please contact a Client Service Representative at 1-800-341-7400, Option #4, for more information.
Dividends and Capital Gains
The Funds declare any dividends daily and pay them monthly to shareholders. Dividends are paid to all shareholders invested in the respective Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to receive the distribution.
If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.
In addition, the Funds distribute any capital gains at least annually, and may make such special distributions of dividends and capital gains as may be necessary to meet applicable regulatory requirements. Dividends and capital gain distributions will be automatically reinvested in additional Shares without a sales charge, unless a cash payment is elected. Dividends may also be reinvested without sales charges in shares of any class of any other Federated Hermes fund of which you are already a shareholder.
If you purchase Shares just before the record date for a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a capital gain distribution. Contact your financial intermediary or the Fund or the Surviving Fund for information concerning when dividends and capital gains will be paid.
Tax Information
The Funds and/or your financial intermediary provide an annual statement of your account activity to assist you in completing your federal, state and local tax returns. The Funds may invest a portion of their assets in securities that generate income that is not exempt from federal or state income tax. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund’s dividends may not be exempt. Dividends from the Reorganizing Fund may be subject to state and local taxes, although the Fund’s dividends will be exempt from Michigan taxes to the extent they are derived from interest on obligations exempt from such taxes. Dividends from the Surviving Fund may be subject to state and local taxes. In addition, the Funds may realize and distribute capital gains from time to time as a result of the Funds’ normal investment activities. Distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of net long- term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Shares. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.
Frequent Trading
Frequent or short-term trading into and out of each Fund can have adverse consequences for the Funds and shareholders who use the Funds as a long-term investment vehicle. Such trading in significant amounts can disrupt the Funds’ investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Funds. Investors engaged in such trading may also seek to profit by anticipating changes in a Fund’s NAV in advance of the time as of which NAV is calculated.

Each Fund’s Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of its shares. These policies and procedures are identical for both Funds and are described in each Fund’s Prospectus, incorporated herein by reference.
Portfolio Holdings Disclosure Policies
Each Fund’s SAI contains a description of each Fund’s policies and procedures with respect to the disclosure of its portfolio securities. The SAIs are available at FederatedInvestors.com.
INFORMATION ABOUT THE REORGANIZATION
Description of the Agreement and Plan Of Reorganization
The Plan provides for the Reorganization to occur on the Closing Date, which is expected to be on or about February 10, 2023. On the Closing Date, all or substantially all of the assets of the Fund will be transferred to the Surviving Fund. In exchange for the transfer of these assets, the Surviving Fund will simultaneously issue to the Fund a number of full and fractional Class A and Institutional Shares, of the Surviving Fund equal in value to the aggregate NAV of the Class A and Institutional Shares of the Fund, as applicable, calculated as of 4:00 p.m., Eastern time, on the Closing Date.
The value of the Fund’s assets to be acquired by the Surviving Fund shall be the value of such assets at the Closing Date of the Reorganization using the valuation procedures set forth in the Surviving Fund’s Declaration of Trust and its current Prospectuses and SAI, or such other valuation procedures as the Fund and the Surviving Fund shall mutually agree.
Shares of other mutual funds are valued based upon their reported NAVs. The prospectuses for these mutual funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. If a Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations, or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, each Fund uses the fair value of the investment determined in accordance with each Fund’s fair valuation procedures described in the Funds’ Prospectuses and SAIs.
The Fund will not transfer deferred or prepaid expenses, which are not expected to be material in amount, to the extent that they do not have a continuing value to the Surviving Fund. The Fund will discharge all of its liabilities and obligations prior to consummation of the Reorganization. In doing so, pursuant to a policy previously reviewed with the Board, the Fund will set aside cash to satisfy its remaining liabilities, which cash would be placed in a “closed fund pool” used to pay these expenses and not be transferred to the Surviving Fund.
If, after the Closing Date, any additional cash in excess of expenses incurred by the Fund on or before the Closing Date that is received by or returned to the Fund, would be placed into the closed fund pool to pay these expenses. If all such expenses have been paid, amounts that do not impact shareholders may be retained by the Fund’s Adviser and its affiliates in accordance with the policy. Any amount impacting shareholders should be received by the Surviving Fund as the surviving fund. Moreover, any amounts that are not retained by the Fund’s Adviser or its affiliates should be remitted to the Surviving Fund as the surviving fund. For a more complete description of the “closed fund pool” policy, please see Section 1.2 of the Plan, a copy of which is attached hereto as Annex A and incorporated herein by reference.
Following the transfer of its assets in exchange for Shares of the Surviving Fund, the Fund will distribute Shares of the Surviving Fund pro rata to the Fund’s shareholders of record of Shares in complete liquidation of the Fund. Shareholders of the Fund owning shares on the Closing Date of the Reorganization will receive that number of Shares of the Surviving Fund which have the same aggregate value as the shareholder had in the Fund immediately before the Reorganization. This distribution will be accomplished by the establishment of accounts in the names of the Fund’s shareholders on the share records of the Surviving Fund’s transfer agent. The Surviving Fund does not issue share certificates to shareholders. Following the consummation of the Reorganization, the Fund will then be dissolved.
The transfer of shareholder accounts from the Fund to the Surviving Fund will occur automatically. It is not necessary for the Fund’s shareholders to take any action to effect the transfer. Please do not attempt to make the transfer yourself in advance of the Reorganization. If you do so, you may disrupt the management of each Fund’s portfolios. Nevertheless, shareholders may continue to redeem or transfer out of the Fund prior to the Reorganization.

The Plan contains customary representations, warranties and conditions. The Plan provides that the consummation of the Reorganization is conditioned upon, among other things: (i) approval of the Plan by the Fund’s shareholders; and (ii) the receipt by the Fund and the Surviving Fund of an opinion to the effect that the Reorganization will be tax-free to the Fund, its shareholders and the Surviving Fund. The Plan may be terminated if, before the Closing Date, any of the required conditions have not been met, the representations and warranties are not true or the Funds’ respective Boards determine that the Reorganization is not in the best interests of the shareholders of the Fund or the Surviving Fund, respectively.
The Fund and the Surviving Fund will not bear any expenses associated with their participation in the Reorganization, except as contemplated in Article IX of the Plan and as summarized below.
The Fund will pay the following direct proxy expenses relating to its participation in the Reorganization, without limitation: (a) cost of processing, printing and mailing the Proxy Materials as well as the cost associated with printing and mailing of prospectus supplements, as applicable, and (b) the cost of soliciting and tabulating the vote of its shareholders in connection with the special meeting of shareholders. In addition, to the extent that any transition of portfolio securities is required in connection with the Reorganization, the Fund may incur transaction expenses associated with the sale and purchase of portfolio securities. FIMCO or its affiliates will pay all remaining direct and indirect expenses associated with the Fund’s and the Surviving Fund’s participation in the Reorganization. Such other expenses include, without limitation: (a) expenses associated with the preparation and filing of the Proxy Materials; (b) accounting fees; (c) legal fees; and (d) other related administrative or operational costs.
The foregoing brief summary of the Plan summarizes all material terms and provisions of the Plan, a copy of which is attached hereto as Annex A and incorporated herein by reference.
Board Considerations Relating to the Reorganization
•
The Board considered the Reorganization at a meeting held on August 9-11, 2022. In advance of the meeting, the Board requested, received and reviewed detailed information regarding the Reorganization from the Adviser. After reviewing and evaluating this information, and after weighing the potential advantages and disadvantages of the Reorganization to the Fund and the Surviving Fund and their respective shareholders, including the factors summarized below and other information in this Prospectus/Proxy Statement, the Board, including all of the Trustees who are not “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of the Funds (the “Independent Trustees”), unanimously approved the Reorganization as set forth in the Plan. In approving the Reorganization, the Board, including all of the Independent Trustees, determined that the interests of the shareholders of each Fund would not be diluted as a result of the Reorganization, and that the Reorganization was in the best interests of each Fund. The determinations were made on the basis of each Trustee’s judgment after consideration of all of the factors taken as a whole, though individual Trustees may have attributed different weights to various factors. The Board, in recommending approval of the Plan was assisted by counsel for the Funds, and the Independent Trustees also were separately assisted by independent legal counsel. The Board considered all factors it deemed pertinent in its business judgment, including the following:
•
The Surviving Fund has gross and net total operating expenses lower than those of the Fund, such that after the Closing Date, the Fund’s shareholders would be merged into a fund with lower total gross and net total operating expenses for each share class. If approved, the Fee Limits on the Surviving Fund’s total operating expenses will remain in effect until the later of: (a) March 1, 2024; or (b) the first day of the month following the one year anniversary of the Closing Date, unless the Board approves their earlier termination.
•
The Fund’s and the Surviving Fund’s investment advisory contracts each provide for payment to FIMCO of an annual investment advisory fee rate of 0.40% of average daily net assets of each Fund.
•
The Reorganization is intended to be structured as a tax-free Reorganization under Section 368(a) 368(a) of the Code and, therefore, the Reorganization is not expected to have any tax impact on shareholders of the Fund, which is a preferable tax result for shareholders as compared to a liquidation of the Fund (which would be a fully taxable redemption).
•
Although the investment policies of the Fund and the Surviving Fund are different in certain respects, the broad focus of the Surviving Fund’s investment strategy allows the various investment strategies currently pursued by the Fund to be permissible investments for the Surviving Fund.

•
With respect to the 5- and 10- year periods ended September 30, 2022, the Surviving Fund outperformed the Fund. However, with respect to the 1-year period ended September 30, 2022, the Surviving Fund underperformed the Fund. The more nationally diversified approach of the Surviving Fund’s portfolio generally has led to better performance over the longer term relative to Fund’s portfolio.
•
Both Funds underperformed relative to their broad-based securities benchmark for the 5- and 10-year periods ended September 30, 2022, and for each of the past five calendar 1-year periods, with the exception of 2022 for the Fund and 2021 for the Surviving Fund.
•
There is no anticipated decline in services to shareholders of the Fund as a result of the Reorganization. While certain of the portfolio managers of the Fund and the Surviving Fund differ, the range and quality of the services that the Fund’s shareholders will receive as shareholders of the Surviving Fund will be comparable to the range and quality of services that the Fund’s shareholders currently receive as each of the Funds is managed by FIMCO, a subsidiary of Federated Hermes.
•
Alternatives to the Reorganization, such as liquidation of the Fund, including the merits, costs (including tax implications) and viability of these alternatives, and the Adviser’s belief that the Reorganization provides a better resolution for the Fund than the alternatives.
•
The terms and conditions of the Plan, as presented to the Board.
•
There will be no dilution to shareholders as a result of the Reorganization, because shareholders of the Fund will become the owners of shares of the Surviving Fund having a total NAV equal to the total NAV of his or her holdings in the Fund on the date of the Reorganization.
•
The Reorganization would provide an opportunity for shareholders to benefit from potential economies of scale that may be realized by combining the assets of each Fund in the Reorganization.
•
The Surviving Fund will be the legal and accounting survivor of the Reorganization for performance purposes.
•
The Surviving Fund is the larger fund (approximately $127.7 million in assets versus approximately $59.9 million in assets for the Fund, as of September 30, 2022).
•
The share purchase and redemption provisions for the Funds are the same.
•
The Fund and the Surviving Fund each offer Class A Shares and Institutional Shares.
•
The Reorganization may result in some potential benefits to the Adviser and its affiliates, including cost savings resulting from managing one combined fund rather than two separate funds.
With respect to Reorganization-related expenses:
•
The Fund will pay direct proxy expenses (e.g., mailing, processing, tabulation, printing and solicitation costs as well as the cost associated with printing and mailing of prospectus supplements) associated with the Reorganization estimated at $26,000 (or $0.0044 per share). The Adviser will pay the other direct and indirect expenses of the Reorganization (consisting primarily of legal and accounting fees).
•
To the extent that any transition of portfolio securities is required in connection with the Reorganization, it is anticipated that the Fund will incur transaction expenses associated with the disposition of portfolio securities. However, as all securities held by the Fund are eligible investments for the Surviving Fund, the Adviser anticipates minimal portfolio repositioning, if any, such that the Fund is not anticipated to incur material brokerage costs.
•
As brokerage expenses are part of the price of the securities being sold, such brokerage expenses are not charged as fund expenses and are not subject to waiver under the Fund’s expense cap.
•
The effect on the NAV of the Fund as a result of the payment of the direct proxy expenses and any brokerage expenses is currently estimated to be $0.0044 per share, and may vary depending upon the number of transaction executed and/or solicitation efforts required.
The Board recommends that the Reorganizing Fund shareholders approve the Plan.

DESCRIPTION OF THE SURVIVING FUND’S SHARE CLASSES AND CAPITALIZATION
This section is for informational purposes only. If the reorganization is consummated, the capitalizations are likely to be different on the Closing Date as a result of daily share purchase and redemption activities in the Surviving Fund and changes in NAV.
The Shares of the Surviving Fund to be issued to the shareholders of the Reorganizing Fund’s Shares under the Plan will be fully paid and non-assessable when issued, transferable without restriction and will have no preemptive or conversion rights. Reference is hereby made to the Prospectus of the Surviving Fund provided herewith for additional information about Shares of the Surviving Fund.
The following table sets forth the unaudited capitalization of the Reorganizing Fund into the Surviving Fund as of September 30, 2022.
Fund	Total Net Assets	Shares Outstanding	Net Asset Value Per Share
Federated Hermes Michigan Intermediate Municipal Fund–Class A Shares	$46,851,835	4,596,275	$10.19
Reorganization expenses	$(20,348)
Share Adjustment[1]		494,104
Federated Hermes Intermediate Municipal Fund–Class A Shares	$28,308,538	3,077,794	$9.20
Federated Hermes Intermediate Municipal Fund, Pro Forma Combined–Class A Shares	$75,140,025	8,168,173	$9.20

Fund	Total Net Assets	Shares Outstanding	Net Asset Value Per Share
Federated Hermes Michigan Intermediate Municipal Fund–Institutional Shares	$13,015,361	1,276,571	$10.20
Reorganization expenses	$(5,652)
Share Adjustment[1]		137,528
Federated Hermes Intermediate Municipal Fund–Institutional Shares	$99,359,825	10,803,258	$9.20
Federated Hermes Intermediate Municipal Fund, Pro Forma Combined–Institutional Shares	$112,369,534	12,217,357	$9.20
1
 Share Adjustment necessary to reflect shares to be issued based on net assets of Federated Hermes Michigan Intermediate Municipal Fund and Federated Hermes Intermediate Municipal Fund net asset value.
FEDERAL INCOME TAX CONSEQUENCES
As a non-waivable condition to the Reorganization, each Fund will receive an opinion of counsel to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:
•
the Reorganization as set forth in the Plan will constitute a tax-free reorganization under section 368(a) of the Code, and the Fund and the Surviving Fund each will be a “party to a reorganization” within the meaning of section 368(b) of the Code;
•
no gain or loss will be recognized by the Surviving Fund upon its receipt of the Fund’s assets in exchange for Shares of the Surviving Fund;
•
no gain or loss will be recognized by the Fund upon transfer of its assets to the Surviving Fund solely in exchange for the Shares of the Surviving Fund or upon the distribution of Surviving Fund Shares to the Fund’s shareholders in exchange for their Reorganizing Fund Shares;
•
no gain or loss will be recognized by shareholders of the Fund upon exchange of their Reorganizing Fund Shares for Surviving Fund Shares;
•
the tax basis of the assets of the Fund in the hands of the Surviving Fund will be the same as the tax basis of such assets to the Fund immediately prior to the Reorganization;
•
the aggregate tax basis of Surviving Fund Shares received by each shareholder of the Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the Shares of the Fund held by such shareholder immediately prior to the Reorganization;

•
the holding period of the Surviving Fund Shares received by each shareholder of the Fund will include the period during which the Fund Shares exchanged therefore were held by such shareholder, provided the Shares of the Fund were held as capital assets on the date of the Reorganization; and
•
the holding period of the assets of the Fund in the hands of the Surviving Fund will include the period during which those assets were held by the Fund.
The opinion provided in connection with the Reorganization shall be based on customary assumptions and such representations as tax counsel may reasonably request and each Fund will cooperate to make and certify the accuracy of such representations. The opinion may state that no opinion is expressed as to the effect of the Reorganization on the Fund, the Surviving Fund or any shareholder of the Fund with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, the requirement that the above-described opinion be provided in connection with the Reorganization cannot be waived by either Fund.
Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, a shareholder of the Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Reorganizing Fund shares and the fair market value of Surviving Fund shares received in exchange therefore.
Prior to the Reorganization, the Reorganizing Fund may dispose of portfolio securities in the ordinary course of business, and in anticipation of the Reorganization (which may result in the realization of net capital gains). Before the Reorganization, the Reorganizing Fund will distribute any exempt-interest income, ordinary income and net capital gains to shareholders. Portions of such distributions of ordinary income and net capital gains will be taxable to shareholders. The Reorganizing Fund expects to make a distribution of $424,378 of capital gains in December 2022. The Reorganizing Fund’s capital loss carryforward (including any capital loss in its final short year ending with the Reorganization) generally would not be available to offset any unrealized gains as of the date of the Reorganization in Surviving Fund-sourced assets, if recognized by the Surviving Fund during a taxable year beginning within five years of the Reorganization. In addition, there may be additional limitations on the use of the Fund’s capital loss carryforward by the Surviving Fund going forward.
The following chart compares the capital loss carryforwards and gain/loss positions of the Reorganizing Fund and the Surviving Fund as of the dates presented below:
	Reorganizing Fund		Surviving Fund
	Date	Amount	Date	Amount
Capital Loss Carryforward	8/31/2022	$0	5/31/2022	$0
Year-to-Date Realized Gain (Loss)	9/30/2022	($266,440)	9/30/2022	($1,260,997)
Net Unrealized Gain (Loss)	9/30/2022	($2,463,356)	9/30/2022	($8,385,750)
The IRC may limit the amounts of capital loss carryforwards and unrealized losses that can be utilized by funds involved in a reorganization. As of their most recent fiscal year ends, the Reorganizing Fund and the Surviving Fund did not have any capital loss carryforwards. However, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of May 31, 2022, post-October losses of $687,308 were deferred to June 1, 2022 and are included in the Surviving Fund’s year-to-date realized gain (loss) amount above.
See the discussion entitled “Summary–Tax Consequences” in this Prospectus/Proxy Statement for further information regarding the tax consequences of the Reorganization. Shareholders of the Reorganizing Fund should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. In addition, because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisors about state and local tax consequences, if any, of the Reorganization.
Distributions Associated with the Reorganization
To the extent that the Reorganizing Fund would be in a net capital gain position prior to the Reorganization, that Fund would make distributions of the capital gains (as well as any other required distributions) prior to the Reorganization being consummated. The Reorganizing Fund expects to make a distribution of $424,378 of capital gains in December 2022.

Distributions of any previously undistributed income will either be reinvested in a shareholder’s account in the Surviving Fund or distributed to Fund shareholders prior to the Reorganization. Distributions of capital gains, if any, will be taxable, but any distributions of previous undistributed income will generally be tax-exempt for the Fund’s shareholders. As of August 31, 2022, the estimated per share dollar amount of any capital gains is $0.068.
COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS
Both Funds are open-end, management investment companies registered under the 1940 Act, which continuously offer to sell shares at their current NAV. The Reorganizing Fund is a portfolio of Federated Hermes Municipal Securities Income Trust (the “Trust”) which, along with the Surviving Fund was established under the Commonwealth of Massachusetts. Both Funds are governed by their respective Declarations of Trust, Bylaws and Boards, in addition to applicable state and federal law. The rights of shareholders of the Surviving Fund and The Reorganizing Fund are set forth in their respective Declarations of Trust and Bylaws. Set forth below is a brief summary of the material rights of shareholders of the Surviving Fund and shareholders of the Fund. Both the Reorganizing Fund and the Surviving Fund may be referred to as a “Trust” in the chart below.
CATEGORY	SHAREHOLDER RIGHTS Reorganizing Fund	SHAREHOLDER RIGHTS Surviving Fund
Preemptive Rights	None.	None.
Preferences	None.	None.
Appraisal Rights	None.	None.
Conversion Rights (other than the right to convert their shares to any other share class of the same fund as provided in the prospectuses of the Reorganizing Fund and the Surviving Fund)	None.	None.
Exchange Rights (other than the right to exchange for shares of the same class of other Federated Hermes mutual funds as provided in the prospectuses of the Reorganizing Fund and the Surviving Fund)	None.	None.
Minimum Account Size	$1,500 for A class and $1,000,000 for the IS class.	Same.
Annual Meeting	Not required.	Not required.
Right to Call Shareholder Meetings
Special meetings of the Shareholders may be
called by the Secretary whenever ordered by
the Trustees, the Chairman or requested in
writing by the holder or holders of at least
one-tenth of the outstanding shares entitled
to vote.

Special meetings of the Shareholders may be
called by the Trustees or the Chief Executive
Officer of the Trust and shall be called by the
Trustees upon the written request of
Shareholders owning at least one-tenth of the
outstanding Shares of all Series and Classes
entitled to vote.

Notice of Meeting
Notices of any special meeting of the
shareholders of the Trust or a particular Series
or Class, shall be given by the Secretary by
delivering or mailing, postage prepaid, to
each shareholder entitled to vote at said
meeting, a written or printed notification of
such meeting, at least fifteen days before the
meeting, to such address as may be registered
with the Trust by the shareholder.

Notice of any special meeting of the
shareholders of the Trust or a particular Series
or Class, shall be given by the Secretary by
delivering or mailing, postage prepaid, to
each shareholder entitled to vote at said
meeting, a written or printed notification of
such meeting, at least fifteen days before the
meeting, to such address as may be registered
with the Trust by the shareholder. No notice of
any meeting of Shareholders need be given to
a Shareholder if a written waiver of notice,
executed before or after the meeting by such
Shareholder or his or her attorney thereunto
duly authorized, is filed with the records of
the meeting. Notice may be waived as
provided in Article XIII of the By-Laws.

Record Date for Meetings	The Board of Trustees may fix a date not more than 60 days before the meeting date as the record date for determining shareholders entitled to notice of or to vote at any meeting of shareholders.	Same.

CATEGORY	SHAREHOLDER RIGHTS Reorganizing Fund	SHAREHOLDER RIGHTS Surviving Fund
Quorum for Meetings
Except as otherwise provided by law, to
constitute a quorum for the transaction of any
business at any meeting of Shareholders there
must be present, in person or by proxy,
holders of more than fifty percent of the total
number of outstanding Shares of all Series and
Classes entitled to vote at such meeting.
When any one or more Series or Classes is
entitled to vote as a single Series or Class,
more than fifty percent of the shares of each
such Series or Class entitled to vote shall
constitute a quorum at a Shareholders’
meeting of that Series or Class.

Except as otherwise provided by law, to
constitute a quorum for the transaction of any
business at any meeting of Shareholders there
must be present, in person or by proxy,
holders of one-fourth of the total number of
outstanding Shares of all Series and Classes
entitled to vote at such meeting. When any
one or more Series or Classes is entitled to
vote as a single Series or Class, one-fourth of
the shares of each such Series or Class
entitled to vote shall constitute a quorum at a
Shareholder’s meeting of that Series or Class.

Vote Required for Election of Trustees
Subject to any applicable requirement of law
or of the Declaration of Trust or the By-Laws,
a plurality of the votes cast shall elect a
Trustee and all other matters shall be decided
by a majority of the votes cast entitled to
vote thereon.
Same.
Adjournment of Meetings
If a quorum, shall not be present for the
purpose of any vote that may properly come
before the meeting, the Share present in
person or by proxy and entitled to vote at
such meeting on such matter may, by plurality
vote, adjourn the meeting from time to time
to such place and time without further notice
than by announcement to be given at the
meeting until a quorum, entitled to vote on
such matter shall be present, whereupon any
such matter may be voted upon at the
meeting as though held when
originally convened.
Same.
Removal of Trustees by Shareholders	A Trustee may be removed at any special meeting of Shareholders of the Trust by a vote of two-thirds of the outstanding Shares.	Same.
Personal Liability of Officers and Trustees
No Trustee, officer, employee or agent of the
Trust shall have the power to bind any other
Trustee, officer, employee or agent of the
Trust personally. The Trustees, officers,
employees or agents of the Trust incurring any
debts, liabilities or obligations, or in taking or
omitting any other actions for or in connection
with the Trust are, and each shall be deemed
to be, acting as Trustee, officer, employee or
agent of the Trust and not in his own
individual capacity.
Trustees and officers of the Trust shall be
liable for their willful misfeasance, bad faith,
gross negligence or reckless disregard of the
duties involved in the conduct of the office of
Trustee or officer, as the case may be, and for
nothing else.

No Trustee, officer, employee or agent of the
Trust shall have the power to bind any other
Trustee, officer, employee or agent of the
Trust personally. The Trustees, officers,
employees or agents of the Trust incurring any
debts, liabilities or obligations, or in taking or
omitting any other actions for or in connection
with the Trust are, and each shall be deemed
to be, acting as Trustee, officer, employee or
agent of the Trust and not in his own
individual capacity.
Provided they have acted under the belief that
their actions are in the best interest of the
Trust, the Trustees and officers shall not be
responsible for or liable in any event for
neglect or wrongdoing by them or any officer,
agent, employee, investment adviser or
principal underwriter of the Trust or of any
entity providing administrative services to the
Trust, but nothing herein contained shall
protect any Trustee or officer against any
liability to which he would otherwise be
subject by reason of willful misfeasance, bad
faith, gross negligence or reckless disregard
of the duties involved in the conduct of
his office.

CATEGORY	SHAREHOLDER RIGHTS Reorganizing Fund	SHAREHOLDER RIGHTS Surviving Fund
Personal Liability of Shareholders
The Trustees, officers, employees or agents of
the Trust shall have no power to bind any
Shareholder of any Series or Class personally
or to call upon any Shareholder for the
payment of any sum of money or assessment
whatsoever, other than such as the
Shareholder may at any time agree to
pay by way of subscription to any Shares
or otherwise.
No Shareholder or former Shareholder of
any Series or Class shall be liable solely by
reason of his being or having been a
Shareholder for any debt, claim, action,
demand, suit, proceeding, judgment, decree,
liability or obligation of any kind, against, or
with respect to the Trust or any Series or Class
arising out of any action taken or omitted for
or on behalf of the Trust or such Series or
Class, and the Trust or such Series or Class
shall be solely liable therefor and resort shall
be had solely to the property of the relevant
Series or Class of the Trust for the payment or
performance thereof.
Each Shareholder or former Shareholder of
any Series or Class (or their heirs, executors,
administrators or other legal representatives
or, in case of a corporate entity, its corporate
or general successor) shall be entitled to
indemnified and reimbursement by the Trust
to the full extent of such liability and the costs
of any litigation or other proceedings in which
such liability shall have been determined,
including, without limitation, the fees and
disbursements of counsel if, contrary to the
provision hereof, such Shareholder or former
Shareholder of such Series or Class shall be
held to personally liability. Such indemni-
fication and reimbursement shall come
exclusively from the assets of the relevant
Series or Class.
The Trust shall, upon request by a Shareholder
or former Shareholder, assume the defense of
any claim made against any Shareholder for
any act or obligation of the Trust or any Series
or Class and satisfy any judgment thereon.
Same.
Right of Inspection
The Trustees shall from time to time
determine whether and to what extent, and
at what times and places, and under what
conditions and regulations the accounts and
books of the Trust maintained on behalf of
each Series and Class or any of them shall be
open to the inspection of the shareholders of
any Series or Class; and no shareholder shall
have any right of inspecting any account or
book or document of the Trust except that, to
the extent such account or book or document
relates to the Series or Class in which he is a
Shareholder or the Trust generally, such
Shareholder shall have such right of inspection
as conferred by laws or authorized by the
Trustees or by resolution of the Shareholders
of the relevant Series or Class.
Same.

CATEGORY	SHAREHOLDER RIGHTS Reorganizing Fund	SHAREHOLDER RIGHTS Surviving Fund
Number of Authorized Shares; Par Value	Unlimited; No Par Value.	Unlimited, No Par Value.
INFORMATION ABOUT THE REORGANIZING FUND AND THE SURVIVING FUND
WHERE TO FIND ADDITIONAL INFORMATION
Information about the Fund is included in its Prospectus and SAI dated October 31, 2022, each of which is incorporated herein by reference. Information about the Surviving Fund is included in its Prospectus and its SAI dated July 31, 2022, each of which is incorporated herein by reference. A copy of the Prospectus for the Surviving Fund accompanies this Prospectus/Proxy Statement. Copies of the SAI of the Surviving Fund, the Prospectus and SAI of the Fund, and the SAI dated November 28, 2022, relating to this Prospectus/Proxy Statement, all of which have been filed with the SEC, may be obtained without charge by contacting the Funds at 1-800-341-7400, Option #4 or by writing to Federated Hermes Funds, 4000 Ericsson Drive, Warrendale, PA 15086-7561. The Prospectuses and SAIs of the Fund and the Surviving Fund are also available electronically at Federated Hermes’ website, FederatedInvestors.com.
The Fund and the Surviving Fund are each subject to the informational requirements of the Securities Act of 1933, the Securities Exchange Act of 1934, and the 1940 Act, and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements, and other information filed by the Funds can be obtained by calling or writing to the Funds. Copies of such material can be obtained electronically from the EDGAR database on the SEC’s website sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov.
ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING
Proxies are being solicited by the Board of the Fund. The proxies will be voted at the Special Meeting of Shareholders of the Reorganizing Fund to be held at 10:00 a.m. (Eastern time) on January 26, 2023, at 4000 Ericsson Drive, Warrendale, PA 15086-7561 (such special meeting and any adjournment or postponement hereof are referred to as the “Special Meeting”). Proxy materials including this Prospectus/Proxy Statement, the Notice of Special Meeting of Shareholders and the form of proxy are available online at the website listed on your proxy card(s).
The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by the Reorganizing Fund or its affiliates. In addition to solicitations through the mail, proxies may be solicited by officers, employees and agents of the Adviser or its affiliates, or, if necessary, the communications firm Broadridge Financial Solutions, Inc., retained for this purpose. Such solicitations may be by telephone, through the Internet or otherwise. Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder’s instructions and confirming to the shareholders after the fact. Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as shareholders submitting proxies in written form. The Adviser may reimburse custodians, nominees and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.
The purpose of the Special Meeting is set forth in the accompanying Notice. The Board knows of no business other than that mentioned in the Notice that will be presented for consideration at the Special Meeting. Should other business properly be brought before the Special Meeting, proxies will be voted in accordance with the best judgment of the persons named as proxies. This Prospectus/Proxy Statement and the enclosed proxy card are expected to be mailed on or about December 21, 2022, to shareholders of record at the close of business on November 28, 2022 (the “Record Date”).
The Reorganizing Fund’s Annual Report, which includes audited financial statements for the fiscal year ended August 31, 2022, was previously mailed to shareholders of the Reorganizing Fund. The Surviving Fund’s Annual Report, which includes audited financial statements for the fiscal year ended May 31, 2022, was previously mailed to shareholders of the Surviving Fund. The Reorganizing Fund and the Surviving Fund will promptly provide, without charge and upon request, to each person to whom this Prospectus/Proxy Statement is delivered a copy of their Annual Report, which may be requested by writing to the Funds’ principal executive officers or by calling the Fund. The principal executive office of each Fund is located at 4000 Ericsson Drive, Warrendale, PA 15086-7561. This document, as well as additional information about the Funds (including portfolio holdings, performance, and distributions), is also available on the website for each Fund. The website for each Fund is FederatedInvestors.com. The toll-free telephone number for both Funds is 1-800-341-7400. You may obtain directions on how to attend the Special Meeting by calling 1-800-341-7400, Option #4.

PROXIES, QUORUM AND VOTING AT THE SPECIAL MEETING
Only shareholders of record on the Record Date will be entitled to vote at the Special Meeting. Each Share of the Reorganizing Fund is entitled to one vote. Fractional shares are entitled to proportionate shares of one vote. The votes of shareholders of the Surviving Fund are not being solicited since their approval is not required in order to effect the Reorganization.
Any shareholder entitled to vote at any meeting of shareholders may vote either in person, by telephone, by electronic means including facsimile, or by proxy, but no proxy which is dated more than six months before the meeting named therein shall be accepted unless otherwise provided in the proxy. Every proxy shall be in writing, subscribed by the shareholder or his duly authorized agent or be in such other form as may be permitted by law, including documents conveyed by electronic transmission. Every proxy shall be dated, but need not be sealed, witnessed or acknowledged. The placing of a shareholder’s name on a proxy or authorizing another to act as the shareholder’s agent, pursuant to telephone or electronically transmitted instructions obtained in accordance with procedures reasonably designed to verify that such instructions have been authorized by such shareholder, shall constitute execution of a proxy by or on behalf of such shareholder. Where Shares are held of record by more than one person, any co-owner or co-fiduciary may execute the proxy or give authority to an agent, unless the Secretary of the Trust is notified in writing by any co-owner or co-fiduciary that the joinder of more than one is to be required. All proxies shall be filed with and verified by the Secretary or an Assistant Secretary of the Trust, or the person acting as Secretary of the Meeting. Unless otherwise specifically limited by their term, all proxies shall entitle the holders thereof to vote at any adjournment or postponement of such meeting but shall not be valid after the final adjournment of such meeting. Any person giving a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of the Trust. If no instruction is given on the submitted proxy, the persons named as proxies will vote the shares represented thereby in favor of approval of the Plan.
In order to hold the Special Meeting, a “quorum” of shareholders of the Reorganizing Fund must be present. Holders of more than 50% of the total number of shares entitled to vote, present in person or by proxy, shall be required to constitute a quorum for the purpose of voting on the Proposal to approve the Plan and for the purpose of transacting any other business which may come before the meeting. Approval of the Plan requires the affirmative vote of “a majority of the outstanding securities” as defined in the 1940 Act. This vote requires the lesser of: (a) more than 50% of the outstanding voting securities of the Reorganizing Fund; or (b) 67% or more of the voting securities of the Reorganizing Fund present at the Special Meeting if the shareholders of more than 50% of the outstanding voting securities are present or represented by proxy.
Shares represented by a properly executed proxy will be voted in accordance with the instructions on the proxy, or, if no instructions are provided, the shares will be voted in FAVOR of the approval of the Reorganization. Abstentions will be treated as votes present at the Special Meeting and therefore will be included for purposes of determining whether a quorum is present. However, abstentions will not be treated as votes cast at such Special Meeting. Abstentions, therefore, will have no effect on proposals that require an affirmative vote of a majority of votes cast for approval. In contrast, broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will not be treated as votes present at the Special Meeting and will not be treated as votes cast at such Special Meeting. Broker “non-votes”, therefore: (i) will not be included for purposes of determining whether a quorum is present; and (ii) will have no effect on proposals that require an affirmative vote of a majority of votes cast for approval.
If a quorum is not present, the persons named as proxies shall vote those proxies that have been received to adjourn the Special Meeting from time to time to be held at the same place without further notice than by announcement to be given at the Special Meeting until a quorum shall be present. In the event that a quorum is present but sufficient votes in favor of the Proposal have not been received, the persons named as proxies shall vote AGAINST any adjournment those proxies that they are required to vote against the Proposal and will vote in FAVOR of such an adjournment all other proxies that they are authorized to vote. If a quorum is achieved and a majority of the shareholders vote against the Proposal, the Reorganization will not occur at this time and the Board will consider alternatives such as liquidating the Reorganizing Fund. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Special Meeting to be adjourned. A shareholder vote may be taken on the Proposal in this Prospectus/Proxy Statement prior to any such adjournment if sufficient votes have been received for approval.

IMPORTANT INFORMATION ABOUT FEDERATED HERMES’ INVESTMENT IN THE FUND
Federated Hermes or its affiliates invested in the Fund prior to the Record Date in an amount such that it would own approximately 50% of the outstanding shares of the Fund in an effort to help achieve quorum for the Fund’s Special Meeting. Federated Hermes or its affiliates will “shadow vote” the shares acquired through any such investment.
Shadow voting involves voting in proportion to the percentage of favorable and unfavorable votes cast by the Fund’s shareholders. Federated Hermes or its affiliates will shadow vote their respective shares immediately prior to the Special Meeting based on the percentage of favorable and unfavorable votes cast at that time.
Federated Hermes and its affiliates believe that achieving quorum for the Special Meeting will be difficult and lead to additional solicitation and other costs that would be borne by shareholders. Accordingly, Federated Hermes and its affiliates intend to redeem their investment in the Fund shortly (i.e. no more than two days) after the Record Date, subject to Federated Hermes’ fiduciary obligation to the Fund and its shareholders. The Adviser intends to invest in affiliated money market funds or hold cash consistent with the Reorganizing Fund’s temporary investments policy. Any expenses associated with this investment and redemption that the Fund would not otherwise have incurred will ultimately be borne by the Adviser in light of the Fund’s existing waivers. Like other redemptions, redemptions by Federated Hermes or its affiliates may result in the realization of capital gains when the Fund sells portfolio securities to meet such redemption orders. Such realized capital gains will be taxable and distributed to shareholders of the Fund before the Reorganization. Federated Hermes presented information relating to this intended investment to the Board as part of the Board’s overall review of the proposed Reorganization. Federated Hermes presented information relating to this intended investment to the Board as part of the Board’s overall review of the proposed Reorganization.
Pursuant to its proxy voting policies and procedures, Federated Hermes and its affiliates have determined, after reviewing all relevant information, that there are no material conflicts of interest that arise with respect to Federated Hermes and its affiliates voting on the Proposal described in this Prospectus/Proxy Statement. In making this determination, the Chief Compliance Officer of Federated Hermes and its affiliates reviewed the applicable rules and regulations under the Investment Advisers Act of 1940. In addition, the Chief Compliance Officer reviewed the Adviser’s Policy and Procedures Manual, specifically pertaining to proxy voting and the best interests of accounts.
As of the Record Date, Federated Hermes and its affiliates possessed voting power for approximately XXXXXXXX (XXX%) of the Fund’s outstanding shares.
SHARE OWNERSHIP OF THE FUNDS
A shareholder who owns, directly or indirectly, more than 25% of a fund’s voting securities may be deemed a “control person” (as defined under applicable securities laws) of the fund. A control person’s vote could have more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.
Federated Hermes Michigan Intermediate Municipal Fund
At the close of business on November 28, 2022, the Reorganizing Fund had the following numbers of outstanding shares of beneficial interest:
Name of Fund	Share Class	Outstanding Shares
Federated Hermes Michigan Intermediate Municipal Fund	Class A Shares	XXXXXX
	Institutional Shares	XXXXXX
Each share is entitled to one vote and fractional shares have proportionate voting rights.
To the knowledge of the Reorganizing Fund’s management, at the close of business on November 28, 2022, the following shareholders owned, of record, or beneficially, or both, 5% or more of a share class of the Reorganizing Fund.
Title of Class	Name and Address	Percentage of Shares
Federated Hermes Michigan Intermediate Municipal Fund –Class A Shares	INSERT CO NAME, CITY, STATE	XXXXXX
	INSERT NAME, CITY, STATE	XXXXXX
	INSERT NAME, CITY, STATE	XXXXXX
	INSERT NAME, CITY, STATE	XXXXXX
	INSERT NAME, CITY, STATE	XXXXXX
	INSERT NAME, CITY, STATE	XXXXXX

Title of Class	Name and Address	Percentage of Shares
	INSERT NAME, CITY, STATE	XXXXXX
	INSERT NAME, CITY, STATE	XXXXXX
	INSERT NAME, CITY, STATE	XXXXXX

Federated Hermes Michigan Intermediate Municipal Fund –Institutional Shares	INSERT NAME, CITY, STATE	XXXXXX
	INSERT NAME, CITY, STATE	XXXXXX
	INSERT NAME, CITY, STATE	XXXXXX
	INSERT NAME, CITY, STATE	XXXXXX
	INSERT NAME, CITY, STATE	XXXXXX
	INSERT NAME, CITY, STATE	XXXXXX
[At the close of business on November 28, 2022, Officers and Trustees as a group owned less than 1% of each share class of the Reorganizing Fund.]
[At the close of business on November 28, 2022, Officers and Trustees as a group owned approximately XXXXXX (XXX%) of the Reorganizing Fund’s outstanding Class A Shares. At the close of business on November 28, 2022, Officers and Trustees as a group owned approximately XXXXXX (XXX%) of the Reorganizing Fund’s outstanding Institutional Shares.]
At the close of business on November 28, 2022, the following shareholders owned of record, beneficially, or both, 25% or greater of the Reorganizing Fund’s outstanding equity securities.
Title of Class	Name and Address	Percentage of Shares
Federated Hermes Michigan Intermediate Municipal Fund	INSERT NAME, CITY, STATE	XXXXXX
	INSERT NAME, CITY, STATE	XXXXXX
	INSERT NAME, CITY, STATE	XXXXXX
	INSERT NAME, CITY, STATE	XXXXXX
	INSERT NAME, CITY, STATE	XXXXXX
[Insert footnotes regarding organization of 25% owners and parents.]
Federated Hermes Intermediate Municipal Fund
At the close of business on November 28, 2022, the Reorganizing Fund had the following numbers of outstanding shares of beneficial interest:
Name of Fund	Share Class	Outstanding Shares
Federated Hermes Intermediate Municipal Fund	Class A Shares	XXXXXX
	Institutional Shares	XXXXXX
Each share is entitled to one vote and fractional shares have proportionate voting rights.
To the knowledge of the Surviving Fund management, at the close of business on November 28, 2022, the following shareholders owned, of record, or beneficially, or both, 5% or more of a share class of the Surviving Fund.
Title of Class	Name and Address	Percentage of Shares
Federated Hermes Intermediate Municipal Fund –Class A Shares	INSERT NAME, CITY, STATE	XXXXXX
	INSERT NAME, CITY, STATE	XXXXXX
	INSERT NAME, CITY, STATE	XXXXXX
	INSERT NAME, CITY, STATE	XXXXXX

Federated Hermes Intermediate Municipal Fund –Institutional Shares	INSERT NAME, CITY, STATE	XXXXXX
	INSERT NAME, CITY, STATE	XXXXXX
	INSERT NAME, CITY, STATE	XXXXXX

Title of Class	Name and Address	Percentage of Shares
	INSERT NAME, CITY, STATE	XXXXXX
	INSERT NAME, CITY, STATE	XXXXXX
[At the close of business on November 28, 2022, Officers and Trustees as a group owned less than 1% of each share class of the Surviving Fund.]
[At the close of business on November 28, 2022, Officers and Trustees as a group owned approximately XXXXXX (XXX%) of the Surviving Fund’s outstanding Class A Shares. At the close of business on November 28, 2022, Officers and Trustees as a group owned approximately XXXXXX (XXX%) of the Surviving Fund’s outstanding Institutional Shares.]
At the close of business on November 28, 2022, the following shareholders owned of record, beneficially, or both, 25% or greater of the Surviving Fund’s outstanding equity securities.
Title of Class	Name and Address	Percentage of Shares
Federated Hermes Intermediate Municipal Fund	INSERT NAME, CITY, STATE	XXXXXX
	INSERT NAME, CITY, STATE	XXXXXX
	INSERT NAME, CITY, STATE	XXXXXX
	INSERT NAME, CITY, STATE	XXXXXX
	INSERT NAME, CITY, STATE	XXXXXX
[Insert footnotes regarding organization of 25% owners and parents.]
INTERESTS OF CERTAIN PERSONS
The Adviser is each a subsidiary of Federated Hermes. All of the voting securities of Federated Hermes are owned by a trust, the trustees of which are J. Christopher Donahue, Thomas R. Donahue, and Rhodora J. Donahue, their mother, for the benefit of certain members of the Donahue family.
J. Christopher Donahue and John B. Fisher currently serve as an Interested Trustees of both Federated Hermes Municipal Securities Income Trust and Federated Hermes Intermediate Municipal Trust.
SHAREHOLDER COMMUNICATIONS AND OTHER MATTERS
All shareholder communication should be directed to the Trust’s Secretary at 4000 Ericsson Drive, Warrendale, PA 15086-7561. Shareholders wishing to submit proposals for consideration for inclusion in a Prospectus/Proxy Statement for the next meeting of shareholders should send their written proposals to Federated Hermes Funds, 4000 Ericsson Drive, Warrendale, PA 15086-7561, so that they are received within a reasonable time before any such meeting.
No business other than the matters described above is expected to come before the Special Meeting but should any other matter requiring a vote of shareholders arise, the persons named on the enclosed proxy card will vote on such matters according to their best judgment in the interests of the Reorganizing Fund. With respect to any question as to an adjournment or postponement of the Special Meeting, the persons named on the enclosed proxy card will vote AGAINST such an adjournment those proxies that are required to vote against the Proposal and will vote in FAVOR of such an adjournment all other proxies that they are authorized to vote.

SHAREHOLDERS ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES.
By Order of the Board of Trustees,

Peter J. Germain
Secretary
October 28, 2022

ANNEX A FORM OF AGREEMENT AND PLAN OF REORGANIZATION
AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [____ day of _____ 2022], by and between Federated Hermes Municipal Securities Income Trust, a Massachusetts business trust, with its principal place of business at 4000 Ericsson Drive, Warrendale, PA 15086-7561 (the “Reorganizing Fund Registrant”), on behalf of Federated Hermes Michigan Intermediate Municipal Fund (the “Reorganizing Fund”) and Federated Hermes Intermediate Municipal Trust, a Massachusetts business trust, with its principal place of business at 4000 Ericsson Drive, Warrendale, PA 15086-7561 (the “Surviving Fund Registrant”), on behalf of Federated Hermes Intermediate Municipal Fund (the “Surviving Fund” and collectively with the Reorganizing Fund, the “Funds”).
This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”) and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all or substantially all of the assets of the Reorganizing Fund (which offers Class A and Institutional Shares) (the “Reorganizing Fund Shares”) in exchange solely for shares (Class A and Institutional Shares, respectively), no par value per share, of the Surviving Fund (“Surviving Fund Shares”); (ii) the distribution of the Surviving Fund Shares (Class A and Institutional Shares) to the holders of the outstanding shares of the Reorganizing Fund (Class A and Institutional Shares, respectively), and (iii) the liquidation, dissolution and termination of the Reorganizing Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).
WHEREAS, (i) the Reorganizing Fund is a separate series of the Reorganizing Fund Registrant and the Surviving Fund is a separate series of the Surviving Fund Registrant, (ii) the Surviving Fund Registrant and the Reorganizing Fund Registrant are open-end, registered management investment companies, and (iii) the Reorganizing Fund owns securities that generally are assets of the character in which the Surviving Fund is permitted to invest;
WHEREAS, the Funds are each authorized to issue their shares of beneficial interests;
WHEREAS, the Trustees of the Reorganizing Fund Registrant have determined that the Reorganization, with respect to the Reorganizing Fund, is in the best interests of the Reorganizing Fund and that the interests of the existing shareholders of the Reorganizing Fund will not be diluted as a result of the Reorganization;
WHEREAS, the Trustees of the Surviving Fund Registrant have determined that the Reorganization, with respect to the Surviving Fund, is in the best interests of the Surviving Fund and that the interests of the existing shareholders of the Surviving Fund will not be diluted as a result of the Reorganization;
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
ARTICLE I
TRANSFER OF ASSETS OF THE REORGANIZING FUND IN EXCHANGE FOR SURVIVING FUND SHARES AND LIQUIDATION AND DISSOLUTION OF THE REORGANIZING FUND
1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Reorganizing Fund agrees to transfer all or substantially all of its assets, as set forth in paragraph 1.2, to the Surviving Fund. In exchange, the Surviving Fund agrees to deliver to the Reorganizing Fund the number of full and fractional shares of each class of Surviving Fund Shares determined by multiplying (a) the outstanding shares of each class of the Reorganizing Fund Shares by (b) the ratio computed by dividing (x) the net asset value (“NAV”) per share of such class of the Reorganizing Fund Shares computed in the manner as of the time and date set forth in paragraph 2.2 by (y) the NAV per share of the corresponding class of Surviving Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2. Holders of the Reorganizing Fund Shares will receive the corresponding class of Surviving Fund Shares in exchange for their Reorganizing Fund Shares. Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.
1.2 ASSETS TO BE ACQUIRED. The assets of the Reorganizing Fund to be acquired by the Surviving Fund shall consist of property having a value equal to the total net assets of the Reorganizing Fund, including, without limitation, cash, securities, commodities, interests in futures, dividends or interest receivable, and other assets (except as provided in the next sentence) owned by the Reorganizing Fund as of the Closing Date. The assets to be acquired by the Surviving

Fund shall not include any deferred or prepaid expenses shown as an asset on the books of the Reorganizing Fund on the Closing Date, to the extent that they do not have continuing value to the Surviving Fund, and any additional cash received by the Reorganizing Fund after the Closing Date in excess of accrued liabilities recorded on the Reorganizing Fund’s book on or before the Closing Date that is retained by the Reorganizing Fund’s investment adviser under the Closed Fund Policy.1
The Reorganizing Fund has provided the Surviving Fund with its most recent audited financial statements and/or its most recent unaudited semi-annual financial statements, which contain a list of all of the Reorganizing Fund’s assets as of the date of such statements. The Reorganizing Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Reorganizing Fund Shares and the payment of normal operating expenses, dividends and capital gains distributions.
The Reorganization is expected to occur on or after February 10, 2023 (the “Closing Date”). On the Closing Date, substantially all of the assets of the Reorganizing Fund (except for deferred or prepaid expenses, and amounts reserved for payment of Reorganizing Fund liabilities and any additional cash received by the Reorganizing Fund after the Closing Date in excess of accrued Fund liabilities recorded on the Reorganizing Fund’s books on or before the Closing Date that is retained by the Reorganizing Fund’s adviser) will be transferred to the Surviving Fund. In exchange for the transfer of these assets, the Surviving Fund will simultaneously issue to the Reorganizing Fund a number of full and fractional Class A and Institutional Shares, (as applicable) of the Surviving Fund equal in value to the aggregate NAV of the Class A and Institutional Shares of the Reorganizing Fund, as applicable, computed in the manner set forth in paragraph 2.2 and calculated as of 4:00 p.m., Eastern time, on the Closing Date.
1.3 LIABILITIES TO BE DISCHARGED. The Reorganizing Fund will discharge all of its liabilities and obligations prior to or as of the Closing Date. Accordingly, the Reorganizing Fund may set aside cash to satisfy its liabilities, which (along with deferred or prepaid expenses, and any additional cash received by the Reorganizing Fund after the Closing Date in excess of accrued liabilities recorded on the Reorganizing Fund’s books on or before the Closing Date that is retained by the Reorganizing Fund’s adviser under its Closed Fund Policy) would not be transferred to the Surviving Fund. Following the Closing Date, if additional cash in excess of accrued expenses recorded on the Reorganizing Fund’s books on or before the Closing Date are received by or returned to the Reorganizing Fund, the Reorganizing Fund’s adviser and its affiliates may retain such excess funds; any amounts received or returned that are not retained by the Reorganizing Fund’s adviser would be remitted to the Surviving Fund.
1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable: (a) the Reorganizing Fund will distribute in complete liquidation of the Reorganizing Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the “Reorganizing Fund Shareholders”), all of the Surviving Fund Shares received by the Reorganizing Fund pursuant to paragraph 1.1; and (b) the Reorganizing Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below. Such distribution will be accomplished by the transfer of Surviving Fund Shares credited to the account of the Reorganizing Fund on the books of the Surviving Fund to open accounts on the share records of the Surviving Fund in the name of the Reorganizing Fund Shareholders, and representing the respective pro rata number of Surviving Fund Shares due such shareholders. All issued and outstanding Reorganizing Fund Shares will simultaneously be canceled on the books of the Reorganizing Fund. The Surviving Fund shall not issue certificates representing Surviving Fund Shares in connection with such transfer. After the Closing Date, the Reorganizing Fund shall not conduct any business except in connection with its liquidation, dissolution and termination.
1.5 OWNERSHIP OF SHARES. Ownership of Surviving Fund Shares will be shown on the books of the Surviving Fund’s transfer agent.
1
 The Closed Fund Policy provides that if the additional cash in excess of accrued fund expenses is received by or returned to the fund (the “Balance”) is less than the total amount that the Reorganizing Fund’s adviser assumed and/or waived during the final period and last full fiscal year the fund was open (the “Analysis Period”), the additional cash will be retained by the fund’s adviser. If the Balance is greater than the amount assumed or waived during the Analysis Period, the adviser will retain up to the amount of assumptions and waivers during the Analysis Period and the excess could be distributed to shareholders remaining at the time of the liquidation of the fund in accordance with the Closed Fund Policy.

1.6 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Surviving Fund Shares in a name other than the registered holder of the Reorganizing Fund Shares on the books of the Reorganizing Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Surviving Fund Shares are to be issued and transferred.
1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Reorganizing Fund is and shall remain the responsibility of the Reorganizing Fund.
1.8 TERMINATION. The Reorganizing Fund shall be liquidated, dissolved and terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.
1.9 BOOKS AND RECORDS. All books and records of the Reorganizing Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Surviving Fund from and after the Closing Date and shall be turned over to the Surviving Fund as soon as practicable following the Closing Date.
1.10 OTHER REORGANIZATION-SPECIFIC ITEMS.
In connection with the Reorganization, any minimum investment amounts applicable to initial investments in the Surviving Fund Shares shall be waived with respect to the Reorganizing Fund Shareholders’ initial receipt of Surviving Fund Shares as part of the Reorganization.
In connection with the Reorganization, a Reorganizing Fund Shareholder will initially acquire the Surviving Fund Shares pursuant to the terms of this Agreement at NAV, but subsequent purchases of such Surviving Fund Shares will be subject to any sales loads (including any front-end sales load) applicable to purchases of such Surviving Fund Shares.
Any privileges granted to any Reorganizing Fund Shareholder in connection with the Reorganization shall apply only with respect to the account of such Reorganizing Fund Shareholder opened on the books and records of the Surviving Fund as part of the Reorganization, and not to any existing account with the Surviving Fund or any other fund within the family of funds sponsored by Federated Hermes, Inc. and its subsidiaries (“Federated Hermes Family of Funds”) or, unless otherwise specifically indicated herein, any other account opened by or on behalf of any Reorganizing Fund Shareholder with the Surviving Fund or any other fund within the Federated Hermes Family of Funds.
ARTICLE II
VALUATION
2.1 VALUATION OF ASSETS. The value of the Reorganizing Fund’s assets to be acquired by the Surviving Fund hereunder shall be the value of such assets computed as of the closing on the Closing Date, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures set forth in the Surviving Fund Registrant’s Declaration of Trust and the Surviving Fund’s then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties (and approved by the respective Boards of Trustees (“Board”) of the Surviving Fund Registrant and the Reorganizing Fund Registrant).
2.2 VALUATION OF SHARES. The NAV per share of each class of Surviving Fund Shares shall be the NAV per share of such class of Surviving Fund Shares computed as of the closing on the Closing Date, using the valuation procedures set forth in the Surviving Fund’s Declaration of Trust and the Surviving Fund’s then current prospectus and statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties (and approved by the Board).
2.3 SHARES TO BE ISSUED. The number of shares of each class of Surviving Fund Shares to be issued (including fractional shares, if any) in exchange for the Reorganizing Fund’s assets to be acquired by the Surviving Fund pursuant to this Agreement shall be determined in accordance with paragraph 1.1.
2.4 DETERMINATION OF VALUE. All computations of value shall be made by Bank of New York Mellon, on behalf of the Surviving Fund and the Reorganizing Fund.

ARTICLE III
CLOSING AND CLOSING DATE
3.1 CLOSING DATE. The closing shall occur on or after February 10, 2023, or such other date(s) as the parties may agree to in writing (the “Closing Date”). All acts taking place at the closing shall be deemed to take place at 4:00 p.m. Eastern Time on the Closing Date unless otherwise provided herein. The closing shall be held at the offices of Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, or at such other time and/or place as the parties may agree.
3.2 CUSTODIAN’S CERTIFICATE. The Bank of New York Mellon, as custodian for the Reorganizing Fund (the “Custodian”), shall deliver at the closing a certificate of an authorized officer stating that: (a) the Reorganizing Fund’s portfolio securities, cash, and any other assets have been delivered in proper form to the Surviving Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Reorganizing Fund.
3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the scheduled Closing Date, either: (a) the New York Stock Exchange (the “NYSE”) or another primary exchange on which the portfolio securities of the Surviving Fund or the Reorganizing Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Surviving Fund or the Reorganizing Fund is impracticable, the Closing Date shall be postponed until the first Friday that is a business day after the day when trading is fully resumed and reporting is restored.
3.4 TRANSFER AGENT’S CERTIFICATE. DST Asset Manager Solutions, Inc., as transfer agent for the Reorganizing Fund as of the Closing Date, shall deliver at the closing a certificate of an authorized officer stating that its records contain the names and addresses of Reorganizing Fund Shareholders, and the number and percentage ownership of outstanding Reorganizing Fund Shares owned by each such Reorganizing Fund Shareholder immediately prior to the closing. The Surviving Fund shall issue and deliver, or cause, DST Asset Manager Solutions, Inc., its transfer agent, to issue and deliver, a confirmation evidencing Surviving Fund Shares to be credited on the Closing Date to the Secretary of the Reorganizing Fund Registrant or provide evidence satisfactory to the Reorganizing Fund that the Surviving Fund Shares have been credited to the Reorganizing Fund’s account on the books of the Surviving Fund. At the closing, each party shall deliver to the other such bills of sale, assignments, checks, treasurer, chief financial officer, president/vice president, secretary or other officer certificates, custodian and transfer agent instructions and certificates, tax opinions, receipts and other instruments or documents, if any, as such other party or its counsel may reasonably request.
ARTICLE IV
REPRESENTATIONS AND WARRANTIES
4.1 REPRESENTATIONS OF THE REORGANIZING FUND. The Reorganizing Fund Registrant, on behalf of the Reorganizing Fund, represents and warrants to the Surviving Fund Registrant, on behalf of the Surviving Fund, as follows:
a) The Reorganizing Fund is a legally designated, separate series of a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts.
b) The Reorganizing Fund Registrant is registered as an open-end management investment company under the 1940 Act, the Reorganizing Fund Registrant’s registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect, and the Reorganizing Fund Shares are registered under the Securities Act of 1933, as amended (“1933 Act”), and such registration has not been revoked or rescinded and is in full force and effect.
c) The current prospectus and statement of additional information of the Reorganizing Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.
d) The Reorganizing Fund is not in violation of, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result in the violation of, any provision of the Reorganizing Fund Registrant’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Reorganizing Fund is a party or by which the Reorganizing Fund is bound.

e) The Reorganizing Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof. All contracts of the Reorganizing Fund will be terminated with respect to the Reorganizing Fund as of the Closing Date (including any such contracts with affiliated persons of the Reorganizing Fund).
f) Except as otherwise disclosed in writing to and accepted by the Surviving Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Reorganizing Fund or any of its properties or assets. Any such litigation, if adversely determined, would not materially and adversely affect the Reorganizing Fund’s financial condition, the conduct of its business, or the ability of the Reorganizing Fund to carry out the transactions contemplated by this Agreement. The Reorganizing Fund knows of no facts that might form the basis for the initiation of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.
g) The audited financial statements of the Reorganizing Fund as of August 31, 2022, and for the fiscal year then ended will be, and by the Closing Date will have been, prepared in accordance with generally accepted accounting principles, and such statements (copies of which will have been furnished to the Surviving Fund by the Closing Date) will fairly reflect the financial condition of the Reorganizing Fund as of such date, and there are no known contingent liabilities of the Reorganizing Fund as of such date that are not disclosed in such statements.
h) Since the date of the financial statements referred to in sub-paragraph (g) above, there have been no material adverse changes in the Reorganizing Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Reorganizing Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Fund. For the purposes of this sub-paragraph (h), a decline in the NAV of the Reorganizing Fund shall not constitute a material adverse change.
i) As of the date hereof, except as previously disclosed to the Surviving Fund in writing, and except as have been corrected as required by applicable law, and to the best of the Reorganizing Fund’s knowledge, there have been no material miscalculations of the NAV of the Reorganizing Fund or the NAV per share of any class of Reorganizing Fund Shares during the twelve-month period preceding the date hereof and preceding the Closing Date, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.
j) The minute books and other similar records of the Reorganizing Fund as made available to the Surviving Fund prior to the execution of this Agreement contain a true and complete record of all action taken at all meetings and by all written consents in lieu of meetings of the Reorganizing Fund Shareholders, the Reorganizing Fund’s Board and committees of the Reorganizing Fund’s Board. The stock transfer ledgers and other similar records of the Reorganizing Fund as made available to the Surviving Fund prior to the execution of this Agreement, and as existing on the Closing Date, accurately reflect all record transfers prior to the execution of this Agreement, or the Closing Date, as applicable, in the Reorganizing Fund Shares.
k) The Reorganizing Fund has maintained, or caused to be maintained on its behalf, all books and records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder.
l) All federal and other tax returns and reports of the Reorganizing Fund required by law to be filed have been filed by the Closing Date shall have been filed, and all federal and other taxes shown due on such returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Reorganizing Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted or proposed with respect to such returns.
m) All issued and outstanding Reorganizing Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable (except as described in the Registration Statement) by the Reorganizing Fund. All of the issued and outstanding Reorganizing Fund Shares will, at the time of the closing, be held by the persons and in the amounts set forth in the records of the Reorganizing Fund’s transfer agent as provided in paragraph 3.4. The Reorganizing Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Reorganizing Fund Shares, and has no outstanding securities convertible into any of the Reorganizing Fund Shares.

n) At the closing, the Reorganizing Fund will have good and marketable title to the Reorganizing Fund’s assets to be transferred to the Surviving Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Surviving Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of the Commonwealth of Massachusetts, the Surviving Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted by the Surviving Fund.
o) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Reorganizing Fund. Subject to approval by the Reorganizing Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Reorganizing Fund, enforceable in accordance with its terms, subject as to enforcement, bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.
p) The information to be furnished by the Reorganizing Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.
q) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Reorganizing Fund Shareholders and on the Closing Date, any written information furnished by the Reorganizing Fund Registrant with respect to the Reorganizing Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
r) The Reorganizing Fund has qualified and elected to be treated as a “regulated investment company” under the Code (a “RIC”), as of and since its first taxable year; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon the Closing Date.
s) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act or Massachusetts law for the execution of this Agreement by the Reorganizing Fund Registrant, for itself and on behalf of the Reorganizing Fund, or the performance of the Agreement by the Reorganizing Fund Registrant, for itself and on behalf of the Reorganizing Fund, except, in each case, for (i) the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, (ii) such other consents, approvals, authorizations and filings as have been made or received, and (iii) such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Reorganizing Fund as described in paragraph 5.2.
t) The Reorganizing Fund, and the Reorganizing Fund Registrant with respect to the Reorganizing Fund, has been and is in compliance in all material respects with the investment policies and restrictions set forth in its registration statement currently in effect. The value of the net assets of the Reorganizing Fund has been determined and is being determined using portfolio valuation methods that comply in all material respects with the methods described in its registration statement and the requirements of the 1940 Act. There are no legal or governmental actions, investigations, inquiries, or proceedings pending or, to the knowledge of the Reorganizing Fund, threatened against the Reorganizing Fund, or the Reorganizing Fund Registrant with respect to the Reorganizing Fund, that would question the right, power or capacity of (a) the Reorganizing Fund to conduct its business as conducted now or at any time in the past, or (b) the Reorganizing Fund Registrant’s ability to enter into this Agreement on behalf of the Reorganizing Fund or the Reorganizing Fund’s ability to consummate the transactions contemplated by this Agreement.
4.2 REPRESENTATIONS OF THE SURVIVING FUND. The Surviving Fund Registrant, on behalf of the Surviving Fund, represents and warrants to the Reorganizing Fund Registrant, on behalf of the Reorganizing Fund, as follows:
a) The Surviving Fund is a legally designated separate series of a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts.

b) The Surviving Fund Registrant is registered as an open-end management investment company under the 1940 Act, the Surviving Fund Registrant’s registration with the Commission as an investment company under the 1940 Act is in full force and effect, and the Surviving Fund Shares are registered under the 1933 Act and such registration has not been revoked or rescinded and is in full force and effect.
c) The current prospectus and statement of additional information of the Surviving Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.
d) The Surviving Fund is not in violation of, and the execution, delivery and performance of this Agreement will not, result in a violation of, the Surviving Fund Registrant’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Surviving Fund is a party or by which it is bound.
e) Except as otherwise disclosed in writing to the Reorganizing Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Surviving Fund or any of its properties or assets. Any such litigation, if adversely determined, would not materially and adversely affect its financial condition, the conduct of its business or the ability of the Surviving Fund to carry out the transactions contemplated by this Agreement. The Surviving Fund knows of no facts that might form the basis for the initiation of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.
f) The audited financial statements of the Surviving Fund as of May 31, 2022 and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Reorganizing Fund) fairly reflect the financial condition of the Surviving Fund as of such date, and there are no known contingent liabilities of the Surviving Fund as of such date that are not disclosed in such statements.
g) The unaudited financial statements of the Surviving Fund as of November 30, 2022, and for the six months then ended will be, and by the Closing Date will have been, prepared in accordance with generally accepted accounting principles, and such statements (copies of which will have been furnished to the Reorganizing Fund by the Closing Date) will fairly reflect the financial condition of the Surviving Fund as of such date, an there are no known contingent liabilities of the Surviving Fund as of such date that are not disclosed in such statements.
h) Since the date of the financial statements referred to in sub-paragraph (f) above, there have been no material adverse changes in the Surviving Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Surviving Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Reorganizing Fund. For the purposes of this sub-paragraph (h), a decline in the NAV of the Surviving Fund shall not constitute a material adverse change.
i) All federal and other tax returns and reports of the Surviving Fund required by law to be filed by the Closing Date shall have been filed and all federal and other taxes shown due on such returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Surviving Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.
j) All issued and outstanding Surviving Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Surviving Fund (except as described in the Registration Statement). The Surviving Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Surviving Fund Shares, and there are no outstanding securities convertible into any Surviving Fund Shares.
k) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Surviving Fund. This Agreement constitutes a valid and binding obligation of the Surviving Fund, enforceable in accordance with its terms, subject as to enforcement, bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.
l) Surviving Fund Shares to be issued and delivered to the Reorganizing Fund for the account of the Reorganizing Fund Shareholders pursuant to the terms of this Agreement will, as of the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Surviving Fund Shares, and will be fully paid and non-assessable.

m) The information to be furnished by the Surviving Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.
n) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Reorganizing Fund Shareholders and on the Closing Date, any written information furnished by the Surviving Fund Registrant with respect to the Surviving Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
o) The Surviving Fund has qualified and elected to be treated as a RIC under the Code as of and since its first taxable year; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.
p) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by the Surviving Fund Registrant or the performance of the Agreement by the Surviving Fund Registrant, except, in each case, for (i) the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, (ii) such other consents, approvals, authorizations and filings as have been made or received, and (iii) such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.
q) The Surviving Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.
ARTICLE V
COVENANTS OF THE SURVIVING FUND AND THE REORGANIZING FUND
5.1 OPERATION IN ORDINARY COURSE. The Surviving Fund and the Reorganizing Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.
5.2 APPROVAL OF SHAREHOLDERS. The Reorganizing Fund Registrant will call a special meeting of the Reorganizing Fund Shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.
5.3 INVESTMENT REPRESENTATION. The Reorganizing Fund covenants that the Surviving Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.
5.4 ADDITIONAL INFORMATION. The Reorganizing Fund will assist the Surviving Fund in obtaining such information as the Surviving Fund reasonably requests concerning the beneficial ownership of the Reorganizing Fund Shares.
5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Surviving Fund and the Reorganizing Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.
5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Reorganizing Fund shall furnish the Surviving Fund, in such form as is reasonably satisfactory to the Surviving Fund, a statement of the earnings and profits of the Reorganizing Fund for federal income tax purposes that will be carried over by the Surviving Fund as a result of Section 381 of the Code, and which will be certified by the Reorganizing Fund Registrant’s Treasurer.
5.7 PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT. The Surviving Fund Registrant will prepare and file with the Commission a registration statement on Form N-14 relating to the Surviving Fund Shares to be issued to shareholders of the Reorganizing Fund (the “Registration Statement”). The Registration Statement on Form N-14 shall include a proxy statement and a prospectus of the Surviving Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the

1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14 (the “Proxy Materials”), for inclusion therein, in connection with the meeting of the Reorganizing Fund’s Shareholders to consider the approval of this Agreement and the transactions contemplated herein.
5.8 PRE-CLOSING DIVIDEND. On or before the Closing Date, the Reorganizing Fund shall have declared and paid to its shareholders of record a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing all of the Reorganizing Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.
ARTICLE VI
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE REORGANIZING FUND
The obligations of the Reorganizing Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Surviving Fund of all the obligations to be performed by the Surviving Fund pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:
All representations, covenants, and warranties of the Surviving Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Surviving Fund shall have delivered to the Reorganizing Fund a certificate executed in the Surviving Fund’s name by the Surviving Fund Registrant’s President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Reorganizing Fund and dated as of the Closing Date, to such effect and as to such other matters as the Reorganizing Fund shall reasonably request.
ARTICLE VII
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING FUND
The obligations of the Surviving Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Reorganizing Fund of all the obligations to be performed by the Reorganizing Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:
Any comments from the Commission’s staff on or in connection with the preliminary or final Registration Statement filed with the Commission shall have been resolved to the satisfaction of the Surviving Fund and its investment adviser, Federated Investment Management Company, and such Registration Statement shall have been declared effective and delivered to the Reorganizing Fund shareholders as of the record date set forth therein.
All representations, covenants, and warranties of the Reorganizing Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. The Reorganizing Fund shall have delivered to the Surviving Fund on such Closing Date a certificate executed in the Reorganizing Fund’s name by the Reorganizing Fund Registrant’s President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Surviving Fund and dated as of such Closing Date, to such effect and as to such other matters as the Surviving Fund shall reasonably request.
The Reorganizing Fund shall have delivered to the Surviving Fund a statement of the Reorganizing Fund’s assets and liabilities, together with a list of the Reorganizing Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Reorganizing Fund Registrant.
ARTICLE VIII
FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
SURVIVING FUND AND REORGANIZING FUND
If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Reorganizing Fund or the Surviving Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 This Agreement and the transactions contemplated herein, with respect to the Reorganizing Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Reorganizing Fund in accordance with applicable law and the provisions of the Reorganizing Fund Registrant’s Declaration of Trust and By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to the Surviving Fund. Notwithstanding anything herein to the contrary, neither the Surviving Fund nor the Reorganizing Fund may waive the conditions set forth in this paragraph 8.1.
8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.
8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Fund or the Reorganizing Fund, provided that either party hereto may waive any such conditions for itself.
8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding relating to the Registration Statement shall have been instituted or be pending, threatened or contemplated under the 1933 Act.
8.5 The parties shall have received an opinion of K&L Gates LLP substantially to the effect that for federal income tax purposes:
a) The transfer of all or substantially all of the Reorganizing Fund’s assets to the Surviving Fund solely in exchange for Surviving Fund Shares (followed by the distribution of Surviving Fund Shares to the Reorganizing Fund Shareholders in liquidation, dissolution, and termination of the Reorganizing Fund) will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Surviving Fund and the Reorganizing Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.
b) No gain or loss will be recognized by the Surviving Fund upon the receipt of the assets of the Reorganizing Fund solely in exchange for Surviving Fund Shares.
c) No gain or loss will be recognized by the Reorganizing Fund upon the transfer of the Reorganizing Fund’s assets to the Surviving Fund solely in exchange for Surviving Fund Shares or upon the distribution (whether actual or constructive) of Surviving Fund Shares to Reorganizing Fund Shareholders in exchange for their Reorganizing Fund Shares.
d) No gain or loss will be recognized by any Reorganizing Fund Shareholder upon the exchange of its Reorganizing Fund Shares for Surviving Fund Shares.
e) The aggregate tax basis of the Surviving Fund Shares received by each Reorganizing Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Reorganizing Fund Shares held by such Reorganizing Fund Shareholder immediately prior to the Reorganization. The holding period of Surviving Fund Shares received by each Reorganizing Fund Shareholder will include the period during which the Reorganizing Fund Shares exchanged therefor were held by such shareholder, provided the Reorganizing Fund Shares are held as capital assets at the time of the Reorganization.
f) The tax basis of the Reorganizing Fund’s assets acquired by the Surviving Fund will be the same as the tax basis of such assets to the Reorganizing Fund immediately prior to the Reorganization. The holding period of the assets of the Reorganizing Fund in the hands of the Surviving Fund will include the period during which those assets were held by the Reorganizing Fund.

Such opinion shall be based on customary assumptions and such representations as K&L Gates LLP may reasonably request, and the Reorganizing Fund and Surviving Fund will cooperate to make and certify the accuracy of such representations. The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Surviving Fund, the Reorganizing Fund or any Reorganizing Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, neither the Surviving Fund nor the Reorganizing Fund may waive the conditions set forth in this paragraph 8.5.
ARTICLE IX
EXPENSES
The Reorganizing Fund and the Surviving Fund will not bear any expenses associated with their participation in the Reorganization, except as contemplated in this Article IX. The Reorganizing Fund will pay the following direct proxy expenses relating to its participation in the Reorganization: (a) cost of processing, printing and mailing the Proxy Materials as well as the cost associated with printing and mailing of prospectus supplements, as applicable, and (b) the cost of soliciting and tabulating the vote of its shareholders in connection with the special meeting of shareholders. In addition, to the extent that any transition of portfolio securities is required in connection with the Reorganization, the Reorganizing Fund may incur transaction expenses associated with the sale and purchase of portfolio securities. Federated Investment Management Company or its affiliates will pay all remaining direct and indirect expenses associated with the Reorganizing Fund’s and Surviving Fund’s participation in the Reorganization. Such other expenses include, without limitation: (a) expenses associated with the preparation and filing of the Proxy Materials; (b) accounting fees; (c) legal fees; and (d) other related administrative or operational costs.
ARTICLE X
ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES
10.1 The Surviving Fund Registrant, on behalf of the Surviving Fund, and the Reorganizing Fund Registrant, on behalf of the Reorganizing Fund, agree that neither party has made to the other party (and each party hereby disclaims the existence and veracity of) any representation, warranty, covenant, statement and/or understanding (including, without limitation, regarding assets, economics, compliance or other matters) not set forth herein, and that this Agreement constitutes the entire agreement between the parties, and supersedes any prior representation, warranty, covenant, statement and/or understanding between the parties with respect to the Reorganization.
10.2 Except as specified in the next sentence set forth in this paragraph 10.2, as between the parties to this Agreement, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date shall continue in effect beyond the consummation of the transactions contemplated hereunder.
ARTICLE XI
TERMINATION
This Agreement may be terminated by the Surviving Fund Registrant or Reorganizing Fund Registrant on or before the Closing Date. In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of any of the Surviving Fund, the Surviving Fund Registrant, the Reorganizing Fund, the Reorganizing Fund Registrant, or their respective Trustees or their respective officers.
ARTICLE XII
AMENDMENTS
This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Reorganizing Fund Registrant, on behalf of the Reorganizing Fund, and the Surviving Fund Registrant, on behalf of the Surviving Fund, and as specifically authorized by their respective Boards; provided, however, that following the meeting of the Reorganizing Fund Shareholders called by the Reorganizing Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Surviving Fund Shares to be issued to the Reorganizing Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

ARTICLE XIII
HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
LIMITATION OF LIABILITY
The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.
This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Pennsylvania.
This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, trust, or entities other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
It is expressly agreed that the obligations of the Funds hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Surviving Fund Registrant or Reorganizing Fund Registrant personally, but shall bind only the property of the Funds, as provided in the Declarations of Trust of the Surviving Fund Registrant and the Reorganizing Fund Registrant, as applicable. The execution and delivery of this Agreement have been authorized by the Trustees of the Surviving Fund Registrant and the Reorganizing Fund Registrant, as applicable, on behalf of the Funds and signed by authorized officers of the Surviving Fund Registrant and Reorganizing Fund Registrant, acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Funds as provided in the Declarations of Trust of the Surviving Fund Registrant and Reorganizing Fund Registrant, as applicable.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.
FEDERATED HERMES MUNICIPAL SECURITIES INCOME TRUST
on behalf of its portfolio,
Federated Hermes Michigan Intermediate Municipal Fund
By: ___________________________________
Name: [___________________]
Title: [____________________]
FEDERATED HERMES INTERMEDIATE MUNICIPAL TRUST
on behalf of its portfolio,
Federated Hermes Intermediate Municipal Fund
By: ___________________________________
Name: [___________________]
Title: [____________________]

ANNEX B FINANCIAL HIGHLIGHTS
FEDERATED HERMES MICHIGAN INTERMEDIATE MUNICIPAL FUND
Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended August 31	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$11.34	$11.46	$11.42	$10.92	$11.30
Income From Investment Operations:
Net investment income	0.15	0.20	0.25	0.27	0.25
Net realized and unrealized gain (loss)	(0.83)	(0.05)	0.05	0.53	(0.38)
TOTAL FROM INVESTMENT OPERATIONS	(0.68)	0.15	0.30	0.80	(0.13)
Less Distributions:
Distributions from net investment income	(0.15)	(0.21)	(0.25)	(0.27)	(0.25)
Distributions from net realized gain	(0.05)	(0.06)	(0.01)	(0.03)	—
TOTAL DISTRIBUTIONS	(0.20)	(0.27)	(0.26)	(0.30)	(0.25)
Net Asset Value, End of Period	$10.46	$11.34	$11.46	$11.42	$10.92
Total Return[1]	(6.05)%	1.26%	2.67%	7.46%	(1.11)%
Ratios to Average Net Assets:
Net expenses[2]	0.77%	0.77%	0.77%[3]	0.77%[3]	0.77%[3]
Net investment income	1.42%	1.80%	2.20%	2.42%	2.29%
Expense waiver/reimbursement[4]	0.36%	0.32%	0.32%	0.29%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$50,484	$66,554	$72,959	$78,276	$88,810
Portfolio turnover[5]	17%	20%	11%	21%	19%
1
 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
2
 Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3
 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.77%, 0.77% and 0.77% for the years ended August 31, 2020, 2019 and 2018, respectively, after taking into account these expense reductions.
4
 This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
5
 Securities that mature are considered sales for purposes of this calculation.

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended August 31	2022	2021	2020[1,2]
Net Asset Value, Beginning of Period	$11.34	$11.46	$11.15
Income From Investment Operations:
Net investment income	0.18	0.23	0.09
Net realized and unrealized gain (loss)	(0.83)	(0.06)	0.31
TOTAL FROM INVESTMENT OPERATIONS	(0.65)	0.17	0.40
Less Distributions:
Distributions from net investment income	(0.18)	(0.23)	(0.09)
Distributions from net realized gain	(0.05)	(0.06)	—
TOTAL DISTRIBUTIONS	(0.23)	(0.29)	(0.09)
Net Asset Value, End of Period	$10.46	$11.34	$11.46
Total Return[3]	(5.81)%	1.50%	3.56%
Ratios to Average Net Assets:
Net expenses[4]	0.52%	0.52%	0.52%[5,6]
Net investment income	1.66%	2.03%	2.23%[5]
Expense waiver/reimbursement[7]	0.36%	0.32%	0.40%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$14,465	$10,675	$3,273
Portfolio turnover[8]	17%	20%	11%[9]
1
 Reflects operations for the period from April 28, 2020 (commencement of operations) to August 31, 2020.
2
 Certain ratios included in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized gain/ loss amounts. Such differences are immaterial.
3
 Based on net asset value. Total returns for periods of less than one year are not annualized.
4
 Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
 Computed on an annualized basis.
6
 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.52% for the period ended August 31, 2020, after taking into account this expense reduction.
7
 This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
8
 Securities that mature are considered sales for purposes of this calculation.
9
 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended August 31, 2020.

FEDERATED HERMES INTERMEDIATE MUNICIPAL FUND
Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$10.54	$10.31	$10.22	$9.92	$10.13
Income From Investment Operations:
Net investment income	0.18	0.19	0.22	0.24	0.24[1]
Net realized and unrealized gain (loss)	(0.88)	0.31	0.13	0.35	(0.20)
TOTAL FROM INVESTMENT OPERATIONS	(0.70)	0.50	0.35	0.59	0.04
Less Distributions:
Distributions from net investment income	(0.18)	(0.19)	(0.22)	(0.24)	(0.24)
Distributions from net realized gain	(0.03)	(0.08)	(0.04)	(0.05)	(0.01)
TOTAL DISTRIBUTIONS	(0.21)	(0.27)	(0.26)	(0.29)	(0.25)
Net Asset Value, End of Period	$9.63	$10.54	$10.31	$10.22	$9.92
Total Return[2]	(6.72)%	4.82%	3.47%	6.02%	0.43%
Ratios to Average Net Assets:
Net expenses[3]	0.45%	0.45%[4]	0.45%[4]	0.48%[4]	0.47%[4]
Net investment income	1.74%	1.76%	2.12%	2.41%	2.39%
Expense waiver/reimbursement[5]	0.29%	0.31%	0.33%	0.38%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$93,524	$89,109	$58,247	$17,620	$14,563
Portfolio turnover[6]	21%	10%	28%	25%	30%
1
 Per share numbers have been calculated using the average shares method.
2
 Based on net asset value.
3
 Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
 The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 0.45%, 0.45%, 0.48% and 0.47% for the years ended May 31, 2021, 2020, 2019 and 2018, respectively, after taking into account these expense reductions.
5
 This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
6
 Securities that mature are considered sales for purposes of this calculation.

Financial Highlights–Service Shares
(Effective July 28, 2022, Service Shares were redesignated as Class A Shares)
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$10.54	$10.31	$10.23	$9.92	$10.13
Income From Investment Operations:
Net investment income	0.15	0.16	0.20	0.22	0.22[1]
Net realized and unrealized gain (loss)	(0.88)	0.31	0.12	0.36	(0.20)
TOTAL FROM INVESTMENT OPERATIONS	(0.73)	0.47	0.32	0.58	0.02
Less Distributions:
Distributions from net investment income	(0.15)	(0.16)	(0.20)	(0.22)	(0.22)
Distributions from net realized gain	(0.03)	(0.08)	(0.04)	(0.05)	(0.01)
TOTAL DISTRIBUTIONS	(0.18)	(0.24)	(0.24)	(0.27)	(0.23)
Net Asset Value, End of Period	$9.63	$10.54	$10.31	$10.23	$9.92
Total Return[2]	(6.94)%	4.58%	3.11%	5.87%	0.20%
Ratios to Average Net Assets:
Net expenses[3]	0.69%	0.69%[4]	0.70%[4]	0.72%[4]	0.69%[4]
Net investment income	1.50%	1.54%	1.92%	2.17%	2.16%
Expense waiver/reimbursement[5]	0.28%	0.31%	0.36%	0.38%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$30,627	$43,291	$47,801	$54,277	$61,943
Portfolio turnover[6]	21%	10%	28%	25%	30%
1
 Per share numbers have been calculated using the average shares method.
2
 Based on net asset value.
3
 Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
 The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 0.69%, 0.70%, 0.72% and 0.69% for the years ended May 31, 2021, 2020, 2019 and 2018, respectively, after taking into account these expense reductions.
5
 This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
6
 Securities that mature are considered sales for purposes of this calculation.

ANNEX C - SALES CHARGE WAIVERS FOR SHAREHOLDERS PURCHASING THROUGH CERTAIN FINANCIAL INTERMEDIARIES
The term “fund family,” used herein, shall refer to the Federated Hermes mutual funds.
The following Appendix applies to certain share classes offered by the Fund.
Ameriprise Financial
CLASS A SHARES FRONT-END SALES CHARGE WAIVERS AVAILABLE AT AMERIPRISE FINANCIAL:
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:
Effective January 15, 2021, shareholders purchasing Fund shares through an Ameriprise Financial retail brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI:
•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
•
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
•
Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.
•
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
•
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement).
Robert W. Baird & Co., Inc.
Effective June 15, 2020, shareholders purchasing Fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
Front-End Sales Charge Waivers on Investors A-shares Available at Baird
•
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing share of the same fund;
•
Share purchase by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird;
•
Shares purchase from the proceeds of redemptions within the same fund family, provided: (1) the repurchase occurs within 90 days following the redemption; (2) the redemption and purchase occur in the same accounts; and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement);
•
Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged to Class A shares (or the appropriate share class) of the same fund pursuant to Baird’s intra-fund share class policies and procedures;
•
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
CDSC Waivers on Investor A and C Shares Available at Baird
•
Shares sold upon the death or disability of the shareholder;
•
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus;
•
Shares bought due to returns of excess contributions from an IRA Account;
•
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code;
•
Shares sold to pay Baird fees but only if the transaction is initiated by Baird;
•
Shares acquired through a right of reinstatement.
Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations
•
Breakpoints as described in this prospectus;
•
Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets;
•
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases within a fund family through Baird, over a 13-month period of time.
Edward D. Jones & Co., L.P. (EDWARD JONES)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones
Effective on or after March 1, 2021, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Shareholders purchasing Fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (CDSC), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or statement of additional information (SAI). In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of fund family, or other facts qualifying the purchaser for waivers or discounts. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Front-End Sales Load Waivers on Class A and F Shares Available at Edward Jones
Sales charges are waived for the following shareholders and in the following situations:
•
Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones’ policies and procedures.
•
Shares purchased in an Edward Jones fee-based program.
•
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
•
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.
•
Shares exchanged into Class A shares from another share Class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

•
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable.
CDSC Waivers on A, B, C and F Shares Available at Edward Jones
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder will be responsible to pay the CDSC except in the following conditions:
•
Shares sold upon the death or disability of the shareholder.
•
Shares sold as part of a systematic withdrawal plan (limited to up to 10% per year of the account value).
•
Return of excess contributions from an Individual Retirement Account (IRA).
•
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
•
Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
•
Shares exchanged in an Edward Jones fee-based program. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable.
•
Shares acquired through a right of reinstatement.
•
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
Front-End Load Discounts Available at Edward Jones:
Rights of Accumulation (ROA)
•
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the fund family held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
•
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
•
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
Letter of Intent (LOI)
•
Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
•
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
Other Important Information REGARDING TRANSACTIONS THROUGH EDWARD JONES
Minimum Purchase Amounts
•
Initial purchase minimum: $250

•
Subsequent purchase minimum: none
Minimum Balances
•
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
•
A fee-based account held on an Edward Jones platform
•
A 529 account held on an Edward Jones platform
•
An account with an active systematic investment plan or LOI
Exchanging Share Classes
•
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund.
Janney Montgomery Scott LLC
Effective May 1, 2020, if you purchase or redeem Fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (CDSC), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s Prospectus or SAI.
Front-end sales charge waivers on Class A Shares available at Janney
•
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
•
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
•
Shares purchased from the proceeds of redemptions within the same fund family, provided: (1) the repurchase occurs within ninety (90) days following the redemption; (2) the redemption and purchase occur in the same account; and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
•
Shares acquired through a right of reinstatement.
•
Class C shares that are no longer subject to a contingent deferred sales charge and are exchanged to Class A shares (or the appropriate share class) of the same fund pursuant to Janney’s intra-fund share class policies and procedures.
CDSC Waivers on Class A and C Shares available at Janney
•
Shares sold upon the death or disability of the shareholder.
•
Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.
•
Shares purchased in connection with a return of excess contributions from an IRA account.
•
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
•
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
•
Shares acquired through a right of reinstatement.
•
Shares exchanged into the same share class of a different Federated Hermes fund, if the shares were held for the applicable CDSC holding period (the holding period on the shares purchased in the exchange will include the holding period of the shares sold in the exchange).
Front-end sales charge discounts available at Janney: Breakpoints, Rights of Accumulation, and/or Letters of Intent
•
Breakpoints as described in the fund’s Prospectus.

•
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
•
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
Merrill Lynch
Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
•
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan;
•
Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents);
•
Shares purchased through a Merrill Lynch affiliated investment advisory program or exchanged due to the holdings moving from the program;
•
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
•
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform;
•
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable);
•
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family);
•
Shares exchanged from Class C (i.e., level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
•
Employees and registered representatives of Merrill Lynch or its affiliates and their family members;
•
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the prospectus;
•
Eligible shares purchased from the proceeds of redemptions within the same fund family, provided: (1) the repurchase occurs within 90 days following the redemption; (2) the redemption and purchase occur in the same account; and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.
CDSC Waivers on A, B and C Shares available at Merrill Lynch
•
Death or disability of the shareholder;
•
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus;
•
Return of excess contributions from an IRA Account;
•
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code;
•
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch;
•
Shares acquired through a right of reinstatement;

•
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only);
•
Class A Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.
Front-end load Discounts Available at Merrill Lynch:
Breakpoints, Rights of Accumulation & Letters of Intent
•
Breakpoints as described in this prospectus;
•
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets;
•
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable).
Morgan Stanley Smith Barney
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
Front-End Sales Charge Waivers on Class A Shares Available at Morgan Stanley Wealth Management
•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
•
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules;
•
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund;
•
Shares purchased through a Morgan Stanley self-directed brokerage account;
•
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are exchanged to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s intra-fund share class exchange program;
•
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.
OPPENHEIMER & CO., INC.
Effective May 1, 2020, shareholders purchasing Fund shares through an Oppenheimer & Co., Inc. (OPCO) platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
Front-end Sales Load Waivers on Class A Shares available at OPCO
•
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
•
Shares purchased by or through a 529 Plan
•
Shares purchased through an OPCO affiliated investment advisory program

•
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund (but not any other fund within the fund family)
•
Shares purchased from the proceeds of redemptions within the same fund family, provided: (1) the repurchase occurs within 90 days following the redemption; (2) the redemption and purchase occur in the same account; and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
•
A shareholder in the Fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the automatic exchange is in line with the policies and procedures of OPCO
•
Employees and registered representatives of OPCO or its affiliates and their family members
•
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus
CDSC Waivers on A, B and C Shares available at OPCO
•
Death or disability of the shareholder
•
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
•
Return of excess contributions from an IRA Account
•
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
•
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO
•
Shares acquired through a right of reinstatement
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
•
Breakpoints as described in this prospectus.
•
Rights of Accumulation (ROA), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)
Effective March 1, 2019, shareholders purchasing and redeeming Fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
Front-End Sales Load Waivers on Class A Shares Available at Raymond James
•
Shares purchased in an investment advisory program.
•
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
•
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
•
Shares purchased from the proceeds of redemptions within the same fund family, provided: (1) the repurchase occurs within 90 days following the redemption; (2) the redemption and purchase occur in the same account; and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
•
A shareholder in the Fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the automatic exchange is in line with the policies and procedures of Raymond James.

CDSC Waivers on A, B and C Shares Available at Raymond James
•
Death or disability of the shareholder.
•
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
•
Return of excess contributions from an IRA Account.
•
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
•
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
•
Shares acquired through a right of reinstatement.
Front-End Load Discounts Available at Raymond James: Breakpoints, Rights of Accumulation, and/or Letters of Intent
•
Breakpoints as described in this prospectus;
•
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
•
Letters of Intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
Stifel, Nicolaus & Company, Incorporated
Effective July 1, 2020, shareholders purchasing Fund shares through a Stifel, Nicolaus & Company, Incorporated (“Stifel”) platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following additional sales charge waiver.
Front-End Sales Load Waiver on Class A Shares
•
Class C shares that have been held for more than seven (7) years will be converted to Class A shares of the same Fund pursuant to Stifel’s policies and procedures
All other sales charge waivers and reductions described elsewhere in the Fund’s Prospectus or SAI still apply.
U.S. Bancorp Investments, Inc.
Effective November 1, 2021, shareholders purchasing Fund shares through a U.S. Bancorp Investments, Inc. (“USBI”) platform or who own shares for which USBI is the broker-dealer, where the shares are held in an omnibus account, will be eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in the Funds’ Prospectus or SAI. All other sales charge waivers and reductions described elsewhere in the Fund’s Prospectus or SAI still apply.
USBI Conversion of Class C Shares
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge are systematically converted to the Class A shares of the same fund pursuant to USBI’s intra-fund share class policy. No front-end sales charge will apply to such conversions.

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
CUSIP 313923302
CUSIP 313923773
Q455775 (12/22)
Federated Securities Corp., Distributor
© 2022 Federated Hermes, Inc.

STATEMENT OF ADDITIONAL INFORMATION
NOVEMBER 28, 2022
ACQUISITION OF THE ASSETS OF
FEDERATED HERMES MICHIGAN INTERMEDIATE MUNICIPAL FUND
A portfolio of Federated Hermes Municipal Securities Income Trust
Federated Hermes Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
Telephone No: 1-800-341-7400
BY AND IN EXCHANGE FOR SHARES OF
FEDERATED HERMES INTERMEDIATE MUNICIPAL FUND
A portfolio of Federated Hermes Intermediate Municipal Trust
Federated Hermes Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
Telephone No: 1-800-341-7400
This Statement of Additional Information dated November 28, 2022, is not a Prospectus. A Prospectus/Proxy Statement dated November 28, 2022, acquisition of the assets of the below-named Reorganizing Fund by and in exchange for shares of the below-named Surviving Fund may be obtained from the Funds, by writing or calling Federated Hermes Intermediate Municipal Fund and/or Federated Hermes Michigan Intermediate Municipal Fund, at the address and telephone numbers shown above. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.

Reorganizing Fund	Surviving Fund
Federated Hermes Michigan Intermediate Municipal Fund	Federated Hermes Intermediate Municipal Fund
Class A Shares	Class A Shares
Institutional Shares	Institutional Shares

TABLE OF CONTENTS
1. Statement of Additional Information of Federated Hermes Michigan Intermediate Municipal Fund, dated October 31, 2022.
2. Statement of Additional Information of Federated Hermes Intermediate Municipal Fund, dated July 31, 2022.
3. Audited Financial Statements of Federated Hermes Michigan Intermediate Municipal Fund, dated August 31, 2022.
4. Audited Financial Statements of Federated Hermes Intermediate Municipal Fund, dated May 31, 2022.
5. Unaudited Financial Statements of Federated Hermes Michigan Intermediate Municipal Fund, dated February 28, 2022.
6. Unaudited Financial Statements of Federated Hermes Intermediate Municipal Fund, dated November 30, 2021.
7. Supplemental Financial Information (Unaudited)
INFORMATION INCORPORATED BY REFERENCE
The following documents are incorporated by reference into this Statement of Additional Information. Copies of these documents may be obtained at Federated Hermes Funds, 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561 or by calling 1-800-341-7400.
The Statement of Additional Information of Federated Hermes Michigan Intermediate Municipal Fund dated October 31, 2022, as supplemented (File Nos. 811-6165 and 33-36729).
The Statement of Additional Information of Federated Hermes Intermediate Municipal Fund dated July 31, 2022, as supplemented (File Nos. 811-4314 and 2-98237).
The audited financial statements of Federated Hermes Michigan Intermediate Municipal Fund, dated August 31, 2022, as included in the Annual Report to shareholders.
The audited financial statements of Federated Hermes Intermediate Municipal Fund, dated May 31, 2022, as included in the Annual Report to shareholders.
The unaudited financial statements of Federated Hermes Michigan Intermediate Municipal Fund, dated February 28, 2022, as included in the Semi-Annual Report to shareholders.
The unaudited financial statements of Federated Hermes Intermediate Municipal Fund, dated November 30, 2021, as included in the Semi-Annual Report to shareholders.
SUPPLEMENTAL FINANCIAL INFORMATION (UNAUDITED)
A table showing the fees of Federated Hermes Michigan Intermediate Municipal Fund (the “Fund” or the “Reorganizing Fund”) and Federated Hermes Intermediate Municipal Fund (the “Surviving Fund”), and the fees and expenses of the Surviving Fund on a pro forma basis after giving effect to the proposed Reorganization, is included in the “Summary–Comparative Fee Tables” section of the Prospectus/Proxy Statement.
The Reorganization will not result in a material change to the Reorganizing Fund’s investment portfolio due to the investment restrictions of the Surviving Fund. In particular, each security held by the Reorganizing Fund is eligible to be held by the Surviving Fund. As a result, a schedule of investments of the Reorganizing Fund modified to show the effects of the change is not required and is not included. Notwithstanding the foregoing, changes may be made to the Reorganizing Fund’s portfolio in advance of the Reorganization and/or the Surviving Fund’s portfolio following the Reorganization.
As the Reorganizing Fund and the Surviving Fund have the same investment adviser, there are no differences in accounting and valuation policies. In relation to tax-exempt bonds, both use ICE Data Pricing & Reference Data, LLC as the primary vendor and utilize bid prices.
1

Cost Basis Reporting
Federal law requires that investment companies report their shareholders’ cost basis, gain/loss and holding period to the Internal Revenue Service (IRS) on the Funds’ shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.
The Reorganizing Fund and the Surviving Fund have chosen “high cost” (the shares with the highest cost are redeemed first) as their standing (default) tax lot identification method for all shareholders, which means this is the method the Funds use to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time.
The Funds’ standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than a Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares.
Because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences of an investment in the Reorganizing Fund or the Surviving Fund.
FEDERATED HERMES MICHIGAN INTERMEDIATE MUNICIPAL FUND
Federated Hermes Intermediate Municipal Fund
Investment Adviser
Federated Investment Management Company
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Administrator
Federated Administrative Services
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
2

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Q455756 (12/22)
Federated Securities Corp., Distributor
© 2022 Federated Hermes, Inc.

PART C. OTHER INFORMATION.

Item 15. Indemnification

Indemnification is provided to Officers and Trustees of the Registrant pursuant to the Registrant's By-Laws, as amended. This includes indemnification against: (a) any liabilities or expenses incurred in connection with the defense or disposition of any action, suit or proceeding in which an Officer or Trustee may be or may have been involved; and (b) any liabilities and expenses incurred by an Officer or Trustee as a result of having provided personally identifiable information to a regulator or counterparty by or with whom the Registrant (or its series, as applicable) is regulated or engages in business to satisfy a legal or procedural requirement of such regulator or counterparty.

The Investment Advisory Contract, and Sub-advisory Agreement as applicable, (collectively, “Advisory Contracts”) between the Registrant and the investment adviser, and sub-adviser as applicable, (collectively, “Advisers”) of its series, provide that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Advisory Contracts on the part of the Advisers, Advisers shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security.

The Registrant’s distribution contract contains provisions limiting the liability, and providing for indemnification, of the Officers and Trustees under certain circumstances.

Registrant's Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the By-Laws, as amended, or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees), Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the By-Laws, as amended, or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the By-Laws, as amended, or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16. Exhibits

Exhibit Number	DESCRIPTION

(1)	Declaration of Trust
1.1	Conformed copy of Amended and Restated Declaration of Trust of the Registrant dated April 2, 1999, including Amendments.	+

(2)	By-Laws
2.1	Conformed Copy of Amended and Restated By-Laws of the Registrant effective June 26, 2020, including Amendment.	+

(3)	Not applicable

(4)	Form of Agreement and Plan of Reorganization are filed herein as Annex A to the Prospectus/Proxy Statement

(5)	Instruments Defining Rights of Security Holders
5.1	Copy of Specimen Certificate for Shares of Beneficial Interest for Intermediate Municipal Trust of the Registrant, as filed in Post-Effective Amendment No. 23 on July 28, 1995 on Form N-1A (File Nos. 2-98237 and 811-4314)
5.2	Federated Securities Corp. does not issue share certificates for this Registrant.

(6)	Investment Advisory Contracts
6.1	Conformed copy of the Investment Advisory Contract of the Registrant dated August 1, 1990, as amended, including Amendments and Limited Power of Attorney dated June 1, 2017.	+

(7)	Underwriting Contracts
7.1	Conformed copy of the Distributor’s Contract of the Registrant dated June 1, 1993, including Exhibits and Amendments.	+

(8)	Not applicable

(9)	Custodian Agreements
9.1	Conformed copy of Amended and Restated Custodian Agreement dated June 7, 2005 by and between The Bank of New York and the Registrant, including Amendments and Exhibits.	+

(10)	Rule 12b-1 Plan
10.1	Not Applicable

(11)	Legality of Shares
11.1	Conformed Copy of Opinion and Consent of Counsel Regarding the Legality of Shares being Issued	+

(12)	Tax Opinion
12.1	Form of Opinion regarding Tax Consequences of the Reorganization	+

(13)	Other Material Contracts

13.1	Services Agreement
13.1a	Conformed copy of Services Agreement between Federated Advisory Services Company and Federated Investment Management Company dated January 1, 2004, including Schedule 1.	+
13.1b	Conformed copy of the Second Amended and Restated Services Agreement, amended and restated as of December 1, 2001, between Federated Shareholder Services Company and the Registrant, including Schedule 1.	+

13.2	Transfer Agency Agreement
	Conformed copy of the Transfer Agency Services Agreement between the Federated Hermes Funds and DST Asset Manager Solutions, Inc. dated June 1, 2022	+

13.3	Administrative Services Agreement
	Conformed copy of the Fourth Amended and Restated Agreement for Administrative Services between the Federated Funds and Federated Administrative Services dated September 1, 2022, including Exhibit A.	+

13.4	Financial Administration and Accounting Agreement
	Conformed copy of the Financial Administration and Accounting Services Agreement between the Federated Funds and The Bank of New York Mellon dated March 1, 2011, as amended, including Schedule 1.	+

(14)	Audit Consents
14.1	Conformed copy of Consent of Ernst &Young LLP, Independent Registered Public Accounting Firm.	+
14.2	Conformed copy of Consent of KPMG LLP, Independent Registered Public Accounting Firm.	+

(15)	Not Applicable

(16)	Power of Attorney
16.1	Conformed copy of Unanimous Consent of Trustees;	+
16.2	Conformed copy of Power of Attorney of the Registrant;	+

(17)	Form of Ballot	+

+	Exhibit is being filed electronically with registration statement; indicate by footnote

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item (16)(12) of Form N-14 prior to the closing date of the reorganization.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th of October, 2022

REGISTRANT NAME
BY: /s/ George F. Magera George F. Magera, Assistant Secretary
As required by the Securities Act of 1933, this registration statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE
BY: /s/ George F. Magera George F. Magera, Assistant Secretary	Attorney In Fact For the Persons Listed Below	October 28, 2022
J. Christopher Donahue*	President and Trustee (Principal Executive Officer)
John B. Fisher*	Trustee
Lori A. Hensler*	Treasurer (Principal Financial Officer/Principal Accounting Officer)
John T. Collins*	Trustee
G. Thomas Hough*	Trustee
Maureen E. Lally-Green*	Trustee
Thomas O’Neill*	Trustee
Madelyn A. Reilly*	Trustee
P. Jerome Richey*	Trustee
John S. Walsh*	Trustee
*By Power of Attorney